UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

Nushares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Diana R. Gonzalez

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Exchange-Traded
Funds
30 April
2021
Fund Name	Listing Exchange	Ticker Symbol
Nuveen ESG Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.	NUEM
Nuveen ESG International Developed Markets Equity ETF	Cboe BZX Exchange, Inc.	NUDM
Nuveen ESG Large-Cap ETF	Cboe BZX Exchange, Inc.	NULC
Nuveen ESG Large-Cap Growth ETF	Cboe BZX Exchange, Inc.	NULG
Nuveen ESG Large-Cap Value ETF	Cboe BZX Exchange, Inc.	NULV
Nuveen ESG Mid-Cap Growth ETF	Cboe BZX Exchange, Inc.	NUMG
Nuveen ESG Mid-Cap Value ETF	Cboe BZX Exchange, Inc.	NUMV
Nuveen ESG Small-Cap ETF	Cboe BZX Exchange, Inc.	NUSC
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.
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Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
More than a year has passed since the World Health Organization declared COVID-19 a global pandemic in March 2020, resulting in a year of global economic recession, financial market turbulence and some immeasurable losses. Although the health crisis persists, with the widespread distribution of vaccines in the U.S. and extraordinary economic interventions by governments and central banks around the world, we collectively look forward to what our “new normal” might be.
With vaccine progress and economic stimulus providing real benefits to the global economy, markets continue to anticipate a strong rebound in growth, especially in the U.S., along with higher inflation. To extend relief programs enacted earlier in the crisis, the U.S. government passed $900 billion in aid to individuals and businesses in late December 2020. Another $1.9 trillion relief package was signed into law in March 2021 providing extended unemployment benefits, direct payments to individuals and families, assistance to state and local municipalities, grants to education and public health, and other support. Currently, Congress is working on an infrastructure spending plan, although its final shape and whether it passes remains to be seen. The U.S. Federal Reserve (Fed) and other central banks around the world remain committed to supporting the recovery by maintaining accommodative monetary conditions. However, as economies have reopened, the surge in consumer demand has outpaced supply chain capacity, resulting in a jump in inflation indicators in recent months. Whether inflation persists is a subject of debate by economists and market observers, while the Fed and other central banks believe it to be more transitory.
While the markets’ longer-term outlook has brightened, we expect intermittent bouts of volatility to continue. Markets are closely monitoring central bank signals, particularly if inflation remains elevated, as a sooner-than-expected shift to monetary tightening could slow the economic recovery. Additionally, COVID-19 cases are still elevated in some regions, as more virulent strains have spread and vaccination rollouts have been uneven around the world. The recovery hinges on controlling the virus, and estimates vary considerably on when economic activity might be fully restored and what level of public inoculation would be sufficient to contain the virus spread. On the political front, the Biden administration’s full policy agenda and the potential for Congressional gridlock remain to be seen, either of which could cause investment outlooks to shift. Short-term market fluctuations can provide your Fund opportunities to invest in new ideas as well as upgrade existing positioning while providing long-term value for shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.
If you have concerns about what’s coming next, it can be an opportune time to assess your portfolio. We encourage you to review your time horizon, risk tolerance and investment goals with your financial professional. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chair of the Board
June 22, 2021

Portfolio Managers’
Comments
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Nuveen ESG International Developed Markets Equity ETF (NUDM)
Nuveen ESG Large-Cap ETF (NULC)
Nuveen ESG Large-Cap Growth ETF (NULG)
Nuveen ESG Large-Cap Value ETF (NULV)
Nuveen ESG Mid-Cap Growth ETF (NUMG)
Nuveen ESG Mid-Cap Value ETF (NUMV)
Nuveen ESG Small-Cap ETF (NUSC)
These Funds feature portfolio management by Teachers Advisors, LLC, an affiliate of Nuveen Fund Advisors, LLC. Below, the Funds’ portfolio managers, Philip James (Jim) Campagna, CFA, and Lei Liao, CFA, discuss key investment strategies and the performance of the Funds during the six-month reporting period. Jim and Lei have managed the Funds since their commencement of operations on December 13, 2016 (for NULG, NULV, NUMG, NUMV and NUSC), June 6, 2017 (for NUDM and NUEM) and June 3, 2019 (for NULC).
An Update on COVID-19 Coronavirus and its Impact on the Securities Markets
Vaccination progress across Western countries has been encouraging for the markets, although the spread of new variants of the COVID-19 coronavirus is being closely watched. Although the pace of vaccinations in the U.S. has recently slowed, half of U.S. states and Washington D.C. have fully vaccinated at least 50% of their adult populations as of May 2021 according to the Centers for Disease Control and Prevention. In other regions of the world, vaccine rollouts have been slower than expected. Nevertheless, there are more vaccines still in development, some of which have announced positive trial results, vaccine trials have begun for children and governments are looking to adjust rollout plans to speed and/or broaden distribution.
After moderating in late 2020, the U.S. economic recovery reaccelerated in early 2021 as vaccinations, reopening and federal stimulus checks encouraged consumer spending. Pledges from central banks and governments to sustain the recovery with policy support are underpinning positive economic outlooks for the full year and beyond. The U.S. government approved a $900 billion relief package in late December 2020 and followed with another $1.9 trillion stimulus plan in March 2021. The Biden administration has proposed a $2 trillion infrastructure improvement plan and a $1.8 trillion families plan investing in education, child care, paid family leave and other support, although the specifics of both proposals are expected to be highly debated in Congress.
Markets rallied on optimism for normalization in daily life and in the economy, furthering the recovery from the March 2020 sell-off. Although the detection of the virus in China was made public in December 2019, markets did not start to fully acknowledge the risks and potential economic impact until the latter portion of February 2020, when outbreaks outside of China were first reported. Global stock markets sold off severely, with the S&P 500® Index reaching a bear market (a 20% drop from the previous high) within three weeks, the fastest bear market decline in history. Even certain parts of the bond market suffered; below investment grade municipal and corporate bonds generally dropped the furthest, mostly out of concerns for the continued financial stability of lower quality issu-

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Managers’ Comments (continued)
ers. Demand for safe-haven assets, along with mounting recession fears, drove the yield on the 10-year U.S. Treasury note to 0.5% in March 2020, an all-time low. Additionally, oil prices collapsed to an 18-year low on supply glut concerns, as shut-downs across the global economy sharply reduced oil demand, although oil prices have recovered to well above those lows.
Nuveen Fund Advisors, LLC, and the portfolio management teams are monitoring the situation carefully and managing the Funds to best pursue investment objectives while mitigating risks through all market environments.
What key strategies were used to manage the Funds during the six-month reporting period ended April 30, 2021, and how did these strategies influence performance?
The Funds employ a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of their respective indexes, which are comprised solely of equity securities selected from a base index that meet certain environmental, social and governance (“ESG”) criteria. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry. Environmental assessment categories can include a company’s impact on climate change, natural resource use, and waste management and emission management. Social evaluation categories can include a company’s relations with employees and suppliers, product safety and sourcing practices. Governance assessment categories can include a company’s corporate governance practices and business ethics. The ESG criteria also consider how well a company adheres to national and international laws and regulations as well as commonly accepted global norms related to ESG matters. Each index generally excludes companies with significant activities in certain controversial businesses, including those involving alcohol, tobacco, military weapons, firearms, nuclear power and gambling, among others.
Companies that meet the ESG criteria are then ranked within their respective sectors based on their ESG performance score. The highest ranked companies in each sector are identified as eligible for inclusion in each index until such point that the aggregate weight of companies in the sector reaches 50% of the market cap of such sector in the respective base index. For example, if the market capitalization of all consumer discretionary sector companies included in a base index totals $200 million, then the index would screen these consumer discretionary sector companies, rank them based on ESG performance scores, and add the highest scoring companies to the index until such point that their combined total market capitalization reaches $100 million. Companies are further required to meet certain carbon-based ownership and emissions thresholds in order to be included in the index. Once the universe of eligible index components is established, the index provider optimizes the weightings of individual components to approximate the sector weightings of the base index, within certain constraints established by the index.
You cannot invest directly in an index. Each Fund seeks to track its index by investing all, or substantially all, of its assets in the securities represented in its index in approximately the same proportions as the index. Each Fund rebalances its holdings quarterly in response to the quarterly rebalance of its index, which occurs in February, May, August and November.
NUEM seeks to track the investment results, before fees and expenses, of the TIAA ESG Emerging Markets Equity Index (the “NUEM Index”), which is comprised solely of listed equity securities issued by companies (and depositary receipts representing such securities) located in countries with emerging markets that meet certain ESG criteria. The NUEM Index selects from the securities included in the MSCI Emerging Markets Index (the “NUEM Base Index”), which currently consists of large- and mid-capitalization companies located in one of the following 26 emerging market countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.
NUDM seeks to track the investment results, before fees and expenses, of the TIAA ESG International Developed Markets Equity Index (the “NUDM Index”), which is comprised solely of listed equity securities issued by companies (and depositary receipts representing such securities) located in countries with developed markets, excluding the United States and Canada, that meet certain ESG criteria. The NUDM Index selects from the securities included in the MSCI EAFE Index (the “NUDM Base Index”), which currently consists of large- and mid-capitalization companies located in one of the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

NULC seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Index (the “NULC Index”), which is comprised of equity securities issued by large capitalization companies listed on U.S. exchanges that meet certain environmental, social and governance (“ESG”) criteria. The Index selects from the securities included in the MSCI USA Index (the “NULC Base Index”), which generally consists of large-and mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend, and long-term historical sales per share growth trend. Securities in the Base Index are weighted based on market capitalization.
NULG seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Growth Index (the “NULG Index”), which is comprised of equity securities issued by large-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NULG Index selects from the securities included in the MSCI USA Growth Index (the “NULG Base Index”), which generally consists of large- and mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend, and long-term historical sales per share growth trend.
NULV seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Value Index (the “NULV Index”), which is comprised of equity securities issued by large-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NULV Index selects from the securities included in the MSCI USA Value Index (the “NULV Base Index”), which generally consists of large- and mid-capitalization U.S. equity securities that exhibit overall value style characteristics based on three variables: book value to price, twelve-month forward earnings to price and dividend yield.
NUMG seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Mid-Cap Growth Index (the “NUMG Index”), which is comprised of equity securities issued by mid-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NUMG Index selects from the securities included in the MSCI USA Mid-Cap Growth Index (the “NUMG Base Index”), which generally consists of mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend and long-term historical sales per share growth trend.
NUMV seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Mid-Cap Value Index (the “NUMV Index”), which is comprised of equity securities issued by mid-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NUMV Index selects from the securities included in the MSCI USA Mid-Cap Value Index (the “NUMV Base Index”), which generally consists of mid-capitalization U.S. equity securities that exhibit overall value style characteristics based on three variables: book value to price, twelve-month forward earnings to price and dividend yield.
NUSC seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Small-Cap Index (the “NUSC Index”), which is comprised of equity securities issued by small-capitalization companies listed on U.S. exchanges that meet certain ESG criteria. The NUSC Index selects from the securities included in the MSCI USA Small Cap Index (the “NUSC Base Index”), which generally consists of equity securities that comprise the small-cap segment of the U.S. market.
MSCI Inc. (“MSCI”) is the index provider for each Index and Base Index. Each Index and Base Index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the sub-adviser nor its affiliates has any discretion to select Index components or change the Index methodology. Each Index identifies equity securities from its Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry.
How did the Funds perform during the six-month reporting period ended April 30, 2021?
The tables in each Fund’s Performance Overview and Expense Ratios section of this report provides the Funds’ total return performance at net asset value (NAV) for the period ended April 30, 2021. Each Fund’s total returns at NAV are compared with the performance of the Index, which each Fund is designed to track.

Portfolio Managers’ Comments (continued)
The total return for each Fund underperformed its respective Index during the six-month reporting periods. The trailing performance is primarily attributable to fees and expenses. Transaction costs in emerging markets for NUEM’s purchase and sale of securities due to higher levels of turnover in the NUEM Index during the reporting period, as well as fees and expenses incurred by the Fund that are not incurred by the NUEM Index, reduced relative performance. The Indexes are unmanaged and therefore their returns do not reflect any fees or expenses, which would detract from their performance. You cannot invest directly in an index.
Global equity markets performed strongly over the six-month reporting period. Fiscal stimulus, accommodative central banks, economic reopenings and vaccine rollouts led to upgraded economic growth forecasts for 2021. However, progress toward economic normalization was uneven. The U.S., U.K. and selected other countries ran relatively more successful vaccination campaigns, while Europe, Japan and many emerging markets lagged. Equity investors began to favor sectors and stocks perceived to benefit from economic reopening, rotating away from technology and other “stay-at-home” stocks that had outperformed at the beginning of the COVID-19 crisis. Against this backdrop, U.S. stocks outperformed those of international (non-U.S.) developed markets and emerging markets, although all three segments posted double-digit gains in this reporting period. Within the U.S. market, the more economically sensitive areas, such as value stocks and small-capitalization stocks, outperformed those areas that led early on in the COVID-19 crisis, such as growth stocks and large-cap stocks.
NUSC, with its small-cap focus, and NUMV, which invests in mid-cap value stocks, posted the highest returns of the eight Funds during the reporting period. The three U.S. large-cap Funds  –  NULC, NULG and NULV  –  and NUMG, which also has high exposure to information technology stocks, were the middle performers. Among the non-U.S. Funds, NUDM outperformed NUEM. Emerging markets stocks were the weakest performing global equity segment as they continued to face challenges in containing COVID-19 and procuring and administering vaccines, as well as contending with increased political and/or geopolitical uncertainty in some countries.

Risk Considerations
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. Due to the percentage weight within the base index, the Fund may at times be significantly invested in certain countries, such as China. Investing in China involves additional risks, including a reduction in growth if global or domestic demand for Chinese goods decreases significantly, pricing anomalies that may be connected to governmental influence, a lack of publicy-available information and/or social instability. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.
Nuveen ESG International Developed Markets Equity ETF (NUDM)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.
Nuveen ESG Large-Cap ETF (NULC)
Investing involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don't use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund's prospectus.
Nuveen ESG Large-Cap Growth ETF (NULG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile and can experience sharp price declines. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Large-Cap Value ETF (NULV)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance

Risk Considerations (continued)
(ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Mid-Cap Growth ETF (NUMG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. Growth stocks tend to be more volatile and can experience sharp price declines. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Mid-Cap Value ETF (NUMV)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Small-Cap ETF (NUSC)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. These and other risk considerations are described in detail in the Fund’s prospectus.

Fund Performance and Expense Ratios
The Fund Performance and Expense Ratio for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of each Fund's most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for each Fund's expense ratios as of the end of the reporting period.

Fund Performance and Expense Ratios (continued)
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of April 30, 2021
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NUEM at NAV	6/06/17	23.27%	56.56%	11.16%	0.45%
NUEM at Market Price	6/06/17	22.71%	59.28%	11.20%	—
TIAA ESG Emerging Markets Equity Index	—	23.86%	58.30%	12.01%	—
MSCI Emerging Markets Index	—	22.95%	48.71%	10.05%	—

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of April 30, 2021
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NUDM at NAV	6/06/17	28.74%	40.13%	7.81%	0.40%
NUDM at Market Price	6/06/17	28.09%	41.78%	7.85%	—
TIAA ESG International Developed Markets Equity Index	—	29.07%	40.79%	8.13%	—
MSCI EAFE Index	—	28.84%	39.88%	7.27%	—

Fund Performance and Expense Ratios (continued)
Nuveen ESG Large-Cap ETF (NULC)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of April 30, 2021
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NULC at NAV	6/03/19	30.38%	50.63%	29.39%	0.20%
NULC at Market Price	6/03/19	30.93%	50.61%	29.45%	—
TIAA ESG USA Large-Cap Index	—	30.59%	51.05%	29.67%	—
MSCI USA Index	—	29.21%	48.47%	28.18%	—

Nuveen ESG Large-Cap Growth ETF (NULG)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of April 30, 2021
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NULG at NAV	12/13/16	27.14%	55.82%	24.84%	0.35%
NULG at Market Price	12/13/16	27.31%	55.69%	24.84%	—
TIAA ESG USA Large-Cap Growth Index	—	27.41%	56.47%	25.30%	—
MSCI USA Growth Index	—	25.18%	55.11%	24.81%	—

Fund Performance and Expense Ratios (continued)
Nuveen ESG Large-Cap Value ETF (NULV)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of April 30, 2021
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NULV at NAV	12/13/16	32.23%	41.07%	11.46%	0.35%
NULV at Market Price	12/13/16	32.19%	40.95%	11.47%	—
TIAA ESG USA Large-Cap Value Index	—	32.56%	41.71%	11.85%	—
MSCI USA Value Index	—	33.57%	40.65%	10.32%	—

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of April 30, 2021
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NUMG at NAV	12/13/16	27.42%	61.94%	21.10%	0.40%
NUMG at Market Price	12/13/16	27.72%	61.48%	21.10%	—
TIAA ESG USA Mid-Cap Growth Index	—	27.72%	62.73%	21.61%	—
MSCI USA Mid-Cap Growth Index	—	27.90%	61.06%	19.99%	—

Fund Performance and Expense Ratios (continued)
Nuveen ESG Mid-Cap Value ETF (NUMV)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of April 30, 2021
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NUMV at NAV	12/13/16	43.51%	62.42%	10.99%	0.40%
NUMV at Market Price	12/13/16	43.29%	62.33%	10.98%	—
TIAA ESG USA Mid-Cap Value Index	—	43.93%	63.32%	11.45%	—
MSCI USA Mid-Cap Value Index	—	42.58%	60.84%	10.60%	—

Nuveen ESG Small-Cap ETF (NUSC)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of April 30, 2021
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NUSC at NAV	12/13/16	46.10%	80.22%	15.77%	0.40%
NUSC at Market Price	12/13/16	45.87%	80.31%	15.78%	—
TIAA ESG USA Small-Cap Index	—	46.48%	81.07%	16.25%	—
MSCI USA Small-Cap Index	—	47.23%	76.24%	15.04%	—

Holding Summaries    as of April 30, 2021
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Fund Allocation (% of net assets)
Common Stocks	99.7%
Common Stock Rights	0.0%
U.S. Government and Agency Obligations	0.3%
Other Assets Less Liabilities	(0.0)%
Net Assets	100%

Top Five Common Stock Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.7%
Tencent Holdings Ltd	6.8%
Alibaba Group Holding Ltd, Sponsored ADR	6.4%
Meituan., Class B	2.6%
MediaTek Inc	2.5%
Portfolio Composition (% of net assets)
Information Technology	21.2%
Consumer Discretionary	17.4%
Financials	16.5%
Communication Services	12.6%
Materials	7.9%
Consumer Staples	6.0%
Industrials	5.7%
Health Care	4.5%
Utilities	3.3%
Energy	2.5%
Real Estate	2.1%
U.S. Government and Agency Obligations	0.3%
Other Assets Less Liabilities	(0.0)%
Net Assets	100%
Country Allocation[1] (% of net assets)
China	37.3%
Taiwan	15.2%
South Korea	12.9%
India	10.1%
Brazil	4.4%
South Africa	4.0%
Saudi Arabia	3.0%
Thailand	1.8%
Mexico	1.7%
Malaysia	1.6%
Other	8.0%
Other Assets Less Liabilities	(0.0)%
Net Assets	100%
1	Includes 99.1% (as a percentage of net assets) in emerging market countries.

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Fund Allocation (% of net assets)
Common Stocks	99.4%
Warrants	0.0%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	0.4%
Net Assets	100%

Top Five Common Stock Holdings (% of net assets)
Nestle SA	3.4%
Siemens AG	2.1%
ASML Holding NV	1.9%
GlaxoSmithKline PLC	1.8%
L'Oreal SA	1.8%
Portfolio Composition (% of net assets)
Financials	18.8%
Industrials	18.2%
Consumer Staples	12.7%
Consumer Discretionary	11.4%
Health Care	11.1%
Materials	8.3%
Information Technology	7.6%
Communication Services	4.1%
Real Estate	3.3%
Utilities	2.2%
Energy	1.7%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	0.4%
Net Assets	100%
Country Allocation (% of net assets)
Japan	23.3%
United Kingdom	14.0%
France	9.9%
Switzerland	9.6%
Germany	9.0%
Australia	7.1%
Netherlands	3.3%
Italy	2.9%
Sweden	2.8%
Hong Kong	2.4%
Other	15.3%
Other Assets Less Liabilities	0.4%
Net Assets	100%

Holding Summaries    as of April 30, 2021 (continued)
Nuveen ESG Large-Cap ETF (NULC)
Fund Allocation (% of net assets)
Common Stocks	99.7%
Investments Purchased with Collateral from Securities Lending	0.1%
Other Assets Less Liabilities	0.2%
Net Assets	100%
Portfolio Composition (% of net assets)
Information Technology	28.8%
Financials	13.3%
Health Care	11.2%
Consumer Discretionary	10.5%
Communication Services	10.3%
Industrials	8.1%
Consumer Staples	6.8%
Real Estate	3.9%
Materials	2.7%
Energy	2.1%
Utilities	2.0%
Investments Purchased with Collateral from Securities Lending	0.1%
Other Assets Less Liabilities	0.2%
Net Assets	100%

Top Five Common Stock Holdings (% of net assets)
Microsoft Corp	4.9%
Alphabet Inc., Class A	3.2%
NVIDIA Corp	2.1%
Walt Disney Co	2.1%
Tesla Inc	2.0%

Nuveen ESG Large-Cap Growth ETF (NULG)
Fund Allocation (% of net assets)
Common Stocks	99.8%
Investments Purchased with Collateral from Securities Lending	0.5%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	(0.5)%
Net Assets	100%
Portfolio Composition (% of net assets)
Information Technology	40.1%
Consumer Discretionary	15.4%
Communication Services	13.1%
Health Care	10.9%
Industrials	8.3%
Financials	4.7%
Consumer Staples	4.3%
Materials	1.5%
Real Estate	1.5%
Investments Purchased with Collateral from Securities Lending	0.5%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	(0.5)%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Microsoft Corp	8.9%
Alphabet Inc., Class A	5.3%
Alphabet Inc, Class C	4.5%
Tesla Inc	3.9%
NVIDIA Corp	3.2%

Holding Summaries    as of April 30, 2021 (continued)
Nuveen ESG Large-Cap Value ETF (NULV)
Fund Allocation (% of net assets)
Common Stocks	99.7%
U.S. Government and Agency Obligations	0.1%
Other Assets Less Liabilities	0.2%
Net Assets	100%
Portfolio Composition (% of net assets)
Financials	20.3%
Health Care	15.2%
Information Technology	14.2%
Industrials	12.8%
Consumer Staples	10.4%
Communication Services	6.2%
Consumer Discretionary	4.8%
Real Estate	4.4%
Utilities	4.3%
Materials	3.8%
Energy	3.3%
U.S. Government and Agency Obligations	0.1%
Other Assets Less Liabilities	0.2%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Procter & Gamble Co	2.7%
Home Depot Inc	2.4%
Coca-Cola Co	2.4%
Intel Corp	2.3%
Verizon Communications Inc	2.3%

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Fund Allocation (% of net assets)
Common Stocks	99.9%
U.S. Government and Agency Obligations	0.1%
Other Assets Less Liabilities	0.0%
Net Assets	100%
Portfolio Composition (% of net assets)
Information Technology	39.6%
Health Care	18.7%
Industrials	14.1%
Consumer Discretionary	12.0%
Communication Services	7.3%
Materials	3.3%
Financials	3.2%
Consumer Staples	1.7%
U.S. Government and Agency Obligations	0.1%
Other Assets Less Liabilities	0.0%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Align Technology Inc	3.2%
Fortinet Inc	2.8%
Cadence Design Systems Inc	2.8%
Okta Inc	2.6%
Mettler-Toledo International Inc	2.6%

Holding Summaries    as of April 30, 2021 (continued)
Nuveen ESG Mid-Cap Value ETF (NUMV)
Fund Allocation (% of net assets)
Common Stocks	99.8%
U.S. Government and Agency Obligations	0.1%
Other Assets Less Liabilities	0.1%
Net Assets	100%
Portfolio Composition (% of net assets)
Financials	21.1%
Industrials	14.8%
Real Estate	12.9%
Consumer Discretionary	11.2%
Information Technology	9.9%
Materials	7.9%
Health Care	5.9%
Utilities	5.0%
Communication Services	4.9%
Energy	3.4%
Consumer Staples	2.8%
U.S. Government and Agency Obligations	0.1%
Other Assets Less Liabilities	0.1%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Arthur J Gallagher & Co	2.1%
Carrier Global Corp	2.1%
ONEOK Inc	2.0%
Kansas City Southern	1.9%
CMS Energy Corp	1.9%

Nuveen ESG Small-Cap ETF (NUSC)
Fund Allocation (% of net assets)
Common Stocks	99.9%
Investments Purchased with Collateral from Securities Lending	0.4%
U.S. Government and Agency Obligations	0.1%
Other Assets Less Liabilities	(0.4)%
Net Assets	100%
Portfolio Composition (% of net assets)
Consumer Discretionary	16.9%
Industrials	16.4%
Information Technology	15.5%
Financials	14.5%
Health Care	13.4%
Real Estate	9.5%
Materials	5.1%
Consumer Staples	3.0%
Energy	2.1%
Communication Services	1.9%
Utilities	1.6%
Investments Purchased with Collateral from Securities Lending	0.4%
U.S. Government and Agency Obligations	0.1%
Other Assets Less Liabilities	(0.4)%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Reliance Steel & Aluminum Co	0.9%
WEX Inc	0.8%
First Horizon Corp	0.8%
DXC Technology Co	0.8%
GameStop Corp., Class A	0.7%

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended April 30, 2021.
The beginning of the period is November 1, 2020.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,232.70
Expenses Incurred During Period	$ 2.49
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.56
Expenses Incurred During the Period	$ 2.26
Expenses are equal to the Fund's annualized net expense ratio of 0.45% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,287.40
Expenses Incurred During Period	$ 2.27
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.81
Expenses Incurred During the Period	$ 2.01
Expenses are equal to the Fund's annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG Large-Cap ETF (NULC)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,303.80
Expenses Incurred During Period	$ 1.14
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.80
Expenses Incurred During the Period	$ 1.00
Expenses are equal to the Fund's annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG Large-Cap Growth ETF (NULG)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,271.40
Expenses Incurred During Period	$ 1.97
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.06
Expenses Incurred During the Period	$ 1.76
Expenses are equal to the Fund's annualized net expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Expense Examples    (continued)
Nuveen ESG Large-Cap Value ETF (NULV)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,322.30
Expenses Incurred During Period	$ 2.02
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.06
Expenses Incurred During the Period	$ 1.76
Expenses are equal to the Fund's annualized net expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG Mid-Cap Growth ETF (NUMG)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,274.20
Expenses Incurred During Period	$ 2.26
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.81
Expenses Incurred During the Period	$ 2.01
Expenses are equal to the Fund's annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG Mid-Cap Value ETF (NUMV)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,435.10
Expenses Incurred During Period	$ 2.42
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.81
Expenses Incurred During the Period	$ 2.01
Expenses are equal to the Fund's annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen ESG Small-Cap ETF (NUSC)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,461.00
Expenses Incurred During Period	$ 2.44
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.81
Expenses Incurred During the Period	$ 2.01
Expenses are equal to the Fund's annualized net expense ratio of 0.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen ESG Emerging Markets Equity ETF (NUEM)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 12.6%
24,238	Advanced Info Service PCL, (2)	$133,109
252,284	Axiata Group Bhd	238,341
137	CD Projekt SA, (3)	6,296
162,614	Chunghwa Telecom Co Ltd	663,659
10,510	DiGiCom Bhd	10,750
19,295	Emirates Telecommunications Group Co PJSC	111,258
236	Globe Telecom Inc	8,984
2,433	Hellenic Telecommunications Organization SA	41,326
8,015	Info Edge India Ltd, (3)	531,794
5,218	Intouch Holdings PCL, (2)	10,683
8,257	Maxis Bhd	9,272
106,124	MTN Group, (3)	670,211
991	MultiChoice Group	8,524
3,151	NAVER Corp	1,018,371
4,665	Ooredoo QPSC	9,110
6,409	Orange Polska SA, (3)	11,527
4,463	SK Telecom Co Ltd	1,217,711
2,882	Taiwan Mobile Co Ltd	10,318
50,832	Telefonica Brasil SA	404,763
7,686	Telekom Malaysia Bhd	10,714
77,936	Tencent Holdings Ltd	6,251,457
8,313	Total Access Communication PCL, (2)	8,743
82,771	True Corp PCL	8,719
116,315	Turkcell Iletisim Hizmetleri AS	208,166
1,134	Vodacom Group Ltd	9,828
2,100	Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd	7,162
	Total Communication Services	11,620,796
	Consumer Discretionary – 17.4%
25,792	Alibaba Group Holding Ltd, Sponsored ADR, (3)	5,956,662
724	Allegroeu SA, 144A, (3)	11,109
60,633	Asset World Corp PCL, (2), (3)	9,269
633	B2W Cia Digital, (3)	7,855
176	Bajaj Auto Ltd, (3)	9,109
188	Baozun Inc, Sponsored ADR, (3)	6,526
34,772	BYD Co Ltd	717,659

Shares	Description (1)	Value
	Consumer Discretionary (continued)
4,550	BYD Co Ltd	$111,542
6,695	Cheng Shin Rubber Industry Co Ltd	12,967
4,662	China Education Group Holdings Ltd	11,261
3,300	Chongqing Changan Automobile Co Ltd, (3)	8,352
152	Coway Co Ltd	9,142
678	Eclat Textile Co Ltd	13,010
322	Eicher Motors Ltd, (3)	10,527
2,567	Falabella SA	11,537
460	FF Group, (3), (4)	664
256	Fila Holdings Corp	10,494
1,000	Fuyao Glass Industry Group Co Ltd	7,936
1,168	Fuyao Glass Industry Group Co Ltd, 144A	6,790
188,975	Geely Automobile Holdings Ltd	490,269
3,651	Great Wall Motor Co Ltd	9,035
1,400	Great Wall Motor Co Ltd	7,235
1,200	Guangdong Xinbao Electrical Appliances Holdings Co Ltd	6,946
9,579	Guangzhou Automobile Group Co Ltd	8,177
6,195	Hangzhou Robam Appliances Co Ltd	36,748
231	Hankook Tire & Technology Co Ltd	9,989
629	Hanon Systems	9,161
288	Hero MotoCorp Ltd	10,957
21,968	Home Product Center PCL, (2)	9,948
487	Hotai Motor Co Ltd	10,530
6,622	Jarir Marketing Co	351,398
880	JD Health International Inc, 144A, (3)	13,710
1,900	Joyoung Co Ltd	9,341
4,536	JUMBO SA	84,910
26,967	Koolearn Technology Holding Ltd, 144A, (3)	51,873
9,134	LG Electronics Inc	1,293,302
2,800	Liaoning Cheng Da Co Ltd	9,757
1,349	Lojas Renner SA	10,046
6	LPP SA, (3)	15,518
6,698	Mahindra & Mahindra Ltd	68,049
62,697	Meituan., Class B, 144A, (3)	2,405,571
11,183	Minor International PCL, (2), (3)	10,774
812	Mr Price Group Ltd	10,179
6,645	Naspers Ltd	1,516,297
749	Nien Made Enterprise Co Ltd	12,120
20,804	NIO Inc., ADR, (3)	828,831
9,400	Shenzhen Overseas Chinese Town Co Ltd	13,530
17,300	Songcheng Performance Development Co Ltd	58,118

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
63,453	Suningcom Co Ltd	$65,333
94,616	TCL Technology Group Corp, (3)	131,648
17,850	Titan Co Ltd	359,458
15,536	Tongcheng-Elong Holdings Ltd, (3)	38,966
6,006	Topsports International Holdings Ltd, 144A	8,119
982	Trent Ltd	10,314
4,951	Via Varejo S/A, (3)	10,796
3,791	Vipshop Holdings Ltd., ADR, (3)	116,649
2,700	Weifu High-Technology Group Co Ltd	10,177
3,209	Woolworths Holdings Ltd/South Africa, (3)	10,874
14,400	Wuchan Zhongda Group Co Ltd	10,285
1,700	Xiamen Intretech Inc	10,691
236	XPeng Inc., ADR, (3)	7,059
3,685	Yadea Group Holdings Ltd, 144A	8,066
14,794	Yum China Holdings Inc	930,838
	Total Consumer Discretionary	16,034,003
	Consumer Staples – 6.0%
28,203	Almarai Co JSC	404,608
53	Amorepacific Corp	12,889
177	AMOREPACIFIC Group	11,696
1,000	Angel Yeast Co Ltd	9,078
2,665	Atacadao SA	10,669
7,626	Berli Jucker PCL, (2)	8,694
875	BGF retail Co Ltd	120,353
470	Bid Corp Ltd, (3)	9,263
861	Britannia Industries Ltd	40,090
10,500	By-health Co Ltd	53,082
900	Chacha Food Co Ltd	7,507
11,053	Charoen Pokphand Foods PCL, (2)	10,294
13,900	China Feihe Ltd, 144A	39,641
124,037	China Mengniu Dairy Co Ltd	664,354
26	CJ CheilJedang Corp	9,244
579	Clicks Group Ltd	9,666
2,396	Coca-Cola Femsa SAB de CV	11,285
425	Colgate-Palmolive India Ltd	8,503
5,155	CP ALL PCL, (2)	10,347
1,253	Dabur India Ltd	9,102
218,156	Dali Foods Group Co Ltd, 144A	129,767
146	Dino Polska SA, 144A, (3)	9,487
3,729	Embotelladora Andina SA	8,850
108,296	Fomento Economico Mexicano SAB de CV	844,005

Shares	Description (1)	Value
	Consumer Staples (continued)
1,349	Fraser & Neave Holdings Bhd	$9,879
300	Fu Jian Anjoy Foods Co Ltd	11,688
874	Gruma SAB de CV	9,558
3,037	GS Retail Co Ltd	97,743
31,645	Hindustan Unilever Ltd	1,005,561
41,006	Inner Mongolia Yili Industrial Group Co Ltd	259,602
6,714	Kimberly-Clark de Mexico SAB de CV	11,685
1,766	Kuala Lumpur Kepong Bhd	9,484
900	Laobaixing Pharmacy Chain JSC	7,465
7	LG Household & Health Care Ltd	9,685
10,848	Magnit PJSC, GDR, (2)	152,794
336	Magnit PJSC, GDR	4,733
1,653	Marico Ltd	9,152
1,010	Natura & Co Holding SA, (3)	9,074
2,629	Nestle India Ltd	578,852
294	Nestle Malaysia Bhd	9,739
2,203	PPB Group Bhd	9,949
1,045	President Chain Store Corp	10,138
12,482	Puregold Price Club Inc	9,669
6,674	QL Resources Bhd	9,857
29,739	Savola Group	316,811
962	Shoprite Holdings Ltd	9,588
835	SPAR Group Ltd	10,559
10,430	Sun Art Retail Group Ltd	9,615
21,642	Thai Union Group PCL, (2)	10,495
378,327	Unilever Indonesia Tbk PT	157,145
8,785	Uni-President China Holdings Ltd	10,700
4,086	Uni-President Enterprises Corp	10,986
3,419	Universal Robina Corp	9,721
3,057	Vinda International Holdings Ltd	10,883
13,269	Want Want China Holdings Ltd	9,618
10,050	X5 Retail Group NV, GDR	308,535
500	Yifeng Pharmacy Chain Co Ltd	6,945
	Total Consumer Staples	5,570,382
	Energy – 2.5%
17,788	Cosan SA	295,284
445,660	Dialog Group Bhd	330,731
29,851	Offshore Oil Engineering Co Ltd	20,075
33,496	Petronas Dagangan Bhd	164,847
55,230	Qatar Fuel QSC	276,074
281,260	Qatar Gas Transport Co Ltd	244,104

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Energy (continued)
5,080	S-Oil Corp, (3)	$397,778
126,596	Thai Oil PCL, (2)	240,893
81,714	Ultrapar Participacoes SA	317,954
	Total Energy	2,287,740
	Financials – 16.5%
1,209	Absa Group Ltd, (3)	10,205
5,600	Abu Dhabi Commercial Bank PJSC	9,559
7,712	Abu Dhabi Islamic Bank PJSC	10,141
10,198	AMMB Holdings Bhd	7,419
34,086	Axis Bank Ltd, (3)	328,976
85,939	B3 SA - Brasil Bolsa Balcao	815,789
119,640	Banco Bradesco SA	525,951
37,016	Banco Bradesco SA	141,030
11,219	Banco do Brasil SA	61,293
1,839	Banco Santander Brasil SA	13,061
154,832	Banco Santander Chile	8,455
2,722	Bancolombia SA	20,315
1,164	Bancolombia SA	8,712
81,748	Bandhan Bank Ltd, 144A, (3)	363,919
6,688	Bank Central Asia Tbk PT	14,828
5,692	Bank of the Philippine Islands	9,788
20,722	Bank Polska Kasa Opieki SA, (3)	437,732
1,583,150	Bank Rakyat Indonesia Persero Tbk PT	443,874
408,418	Cathay Financial Holding Co Ltd	764,696
1,727	Chailease Holding Co Ltd	12,489
1,058,449	China Construction Bank Corp	838,108
64,400	China Construction Bank Corp	67,005
9,372	CIMB Group Holdings Bhd	9,472
8,290	Commercial Bank PSQC	12,295
1,132	Credicorp Ltd, (3)	135,161
14,515	CTBC Financial Holding Co Ltd	11,848
11,664	ESun Financial Holding Co Ltd	11,254
143,579	First Abu Dhabi Bank PJSC	556,624
13,646	First Financial Holding Co Ltd	11,187
2,855	FirstRand Ltd	10,044
495,203	Fubon Financial Holding Co Ltd	1,138,153
92,243	Grupo Financiero Banorte SAB de CV	525,901
50,625	Huatai Securities Co Ltd	124,599
166,038	Huatai Securities Co Ltd, 144A	237,293
80,853	Huaxia Bank Co Ltd	77,999
896	Hyundai Marine & Fire Insurance Co Ltd	19,614

Shares	Description (1)	Value
	Financials (continued)
140,522	Industrial Bank Co Ltd	$472,292
3,074	Kasikornbank PCL	13,130
16,287	KB Financial Group Inc	800,916
1,826	Komercni banka as, (3)	55,443
34,463	Kotak Mahindra Bank Ltd, (3)	813,647
4,776	Krungthai Card PCL, (2)	11,696
4,974	Malayan Banking Bhd	9,993
8,379	MCB Bank Ltd	8,900
9,777	Mega Financial Holding Co Ltd	11,428
3,125	Moneta Money Bank AS, 144A, (3)	11,633
4,501	Muangthai Capital PCL, (2)	9,251
1,349	Nedbank Group Ltd, (3)	13,749
529,988	Old Mutual Ltd	462,130
1,194	OTP Bank Nyrt, (3)	53,758
115,723	Ping An Insurance Group Co of China Ltd	1,265,722
46,643	Ping An Insurance Group Co of China Ltd	522,794
410,105	Public Bank Bhd	415,471
39,254	Qatar National Bank QPSC	192,982
7,356	RHB Bank Bhd	9,356
349	Samsung Card Co Ltd	11,075
3,489	Samsung Fire & Marine Insurance Co Ltd	621,047
2,311	Sanlam Ltd	8,924
3,296	Santander Bank Polska SA, (3)	195,200
7,237	Shanghai Commercial & Savings Bank Ltd	11,257
29,863	Shinhan Financial Group Co Ltd	1,073,871
3,185	Siam Commercial Bank PCL, (2)	10,740
25,129	SinoPac Financial Holdings Co Ltd	11,965
1,050	Standard Bank Group Ltd	8,541
65,658	State Bank of India, (3)	313,343
22,097	Taishin Financial Holding Co Ltd	11,154
14,327	Taiwan Cooperative Financial Holding Co Ltd	10,976
13,738	Yuanta Financial Holding Co Ltd	12,787
	Total Financials	15,249,960
	Health Care – 4.5%
136,839	3SBio Inc, 144A, (3)	129,671
5,339	AK Medical Holdings Ltd, 144A	8,318
15,040	Alibaba Health Information Technology Ltd, (3)	45,893
972	Aspen Pharmacare Holdings Ltd, (3)	10,820
14,675	Bangkok Dusit Medical Services PCL, (2)	10,227
1,293	BeiGene Ltd., ADR, (3)	444,197
1,769	Biocon Ltd, (3)	9,067

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
2,530	Bumrungrad Hospital PCL, (2)	$10,888
196	CanSino Biologics Inc, 144A, (3)	9,817
2,400	Chengdu Kanghong Pharmaceutical Group Co Ltd	8,011
34,552	China Medical System Holdings Ltd	80,076
269,155	CSPC Pharmaceutical Group Ltd	333,375
5,919	Dr Sulaiman Al Habib Medical Services Group Co	238,648
6,725	Genscript Biotech Corp, (3)	15,585
2,118	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	10,033
700	Guangzhou Kingmed Diagnostics Group Co Ltd	15,613
27	Hanmi Pharm Co Ltd	8,204
1,834	Hansoh Pharmaceutical Group Co Ltd, 144A, (3)	7,922
3,248	Hartalega Holdings Bhd	8,151
8,198	Hutchison China MediTech Ltd., ADR, (3)	231,921
7,927	IHH Healthcare Bhd	10,411
600	Jafron Biomedical Co Ltd	8,951
3,918	Jinxin Fertility Group Ltd, 144A	10,089
92,031	Kalbe Farma Tbk PT	9,174
1,600	Livzon Pharmaceutical Group Inc	11,626
1,448	Microport Scientific Corp	10,459
18,259	Notre Dame Intermedica Participacoes SA	273,519
2,100	Ovctek China Inc	37,712
1,046	Piramal Enterprises Ltd	23,727
370	Richter Gedeon Nyrt	10,599
5,074	Shandong Weigao Group Medical Polymer Co Ltd	11,380
1,893	Shanghai Fosun Pharmaceutical Group Co Ltd	12,028
1,200	Shanghai Fosun Pharmaceutical Group Co Ltd	11,176
66,266	Shanghai Pharmaceuticals Holding Co Ltd	150,844
3,400	Shanghai Pharmaceuticals Holding Co Ltd	11,764
102	SK Biopharmaceuticals Co Ltd, (3)	9,995
7,542	Sri Trang Gloves Thailand PCL, (2)	10,718
82,851	Supermax Corp Bhd	121,959
16,200	Tianjin Chase Sun Pharmaceutical Co Ltd	10,945
29,141	WuXi AppTec Co Ltd, 144A	689,237
14,475	WuXi AppTec Co Ltd	355,254
43,519	Wuxi Biologics Cayman Inc, 144A, (3)	613,547
8,605	Yunnan Baiyao Group Co Ltd	143,076
	Total Health Care	4,194,627
	Industrials – 5.7%
12,543	Air China Ltd	9,948
8,512	Air China Ltd	10,765
243,874	Airports of Thailand PCL, (2)	485,594

Shares	Description (1)	Value
	Industrials (continued)
25,169	A-Living Smart City Services Co Ltd, 144A	$116,012
20,537	Ayala Corp	316,052
754	Bidvest Group Ltd	8,705
23,485	BOC Aviation Ltd, 144A	211,965
31,856	BTS Group Holdings PCL	9,259
2,154	China Conch Venture Holdings Ltd	10,192
122,472	China Lesso Group Holdings Ltd	308,748
136	CJ Corp	11,676
8,629	Contemporary Amperex Technology Co Ltd	517,832
12,716	Country Garden Services Holdings Co Ltd	133,433
367	Doosan Bobcat Inc, (3)	15,061
85,577	ElSewedy Electric Co, (3)	43,991
861	Eve Energy Co Ltd	11,803
11,907	Evergreen Marine Corp Taiwan Ltd, (3)	33,675
10,427	Far Eastern New Century Corp	12,412
9,285	Greentown Service Group Co Ltd	14,800
10,856	Grupo Aeroportuario del Pacifico SAB de CV, (3)	112,211
585	Grupo Aeroportuario del Sureste SAB de CV, (3)	9,947
6,774	GS Engineering & Construction Corp	268,865
1,098	GT Capital Holdings Inc	11,972
4,968	HAP Seng Consolidated Bhd	9,739
604	Havells India Ltd	8,075
876	Hiwin Technologies Corp	13,328
59,216	JG Summit Holdings Inc	64,873
6,600	Jiangsu Zhongtian Technology Co Ltd	10,428
378	Korean Air Lines Co Ltd, (3)	9,141
10,706	LG Corp, (4)	1,217,521
2,595	Localiza Rent a Car SA	30,756
366	Lotte Corp	12,043
7,135	Malaysia Airports Holdings Bhd	10,433
2,678	Rumo SA, (3)	9,872
834	Samsung Engineering Co Ltd, (3)	13,008
613	Shenzhen Inovance Technology Co Ltd	8,477
123,772	Shenzhen International Holdings Ltd	206,211
3,075	Siemens Ltd	77,910
18,410	Sime Darby Bhd	10,157
29,172	Sinotrans Ltd	22,009
500	Sungrow Power Supply Co Ltd	6,949
46,438	WEG SA	299,672
9,301	Westports Holdings Bhd	9,763
82,753	Xinjiang Goldwind Science & Technology Co Ltd	136,380

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
20,510	Xinjiang Goldwind Science & Technology Co Ltd	$38,652
15,832	Zhengzhou Yutong Bus Co Ltd	33,312
44,002	Zoomlion Heavy Industry Science and Technology Co Ltd	80,340
151,123	Zoomlion Heavy Industry Science and Technology Co Ltd	209,362
	Total Industrials	5,233,329
	Information Technology – 21.2%
81,784	AAC Technologies Holdings Inc	455,417
10,732	Acer Inc	13,178
1,112	Asustek Computer Inc	14,968
11,623	Compal Electronics Inc	10,403
146,137	Delta Electronics Inc	1,582,588
7,982	Delta Electronics Thailand PCL, (2)	90,747
376	Globant SA, (3)	86,172
786	HCL Technologies Ltd	9,539
79,379	Infosys Ltd	1,451,375
12,124	Inventec Corp	11,784
2,471	Kingdee International Software Group Co Ltd	8,176
185	Larsen & Toubro Infotech Ltd, 144A	9,716
813,298	Lenovo Group Ltd	1,118,346
26,239	LG Display Co Ltd, (3)	573,208
5,417	Lite-On Technology Corp	12,392
53,697	MediaTek Inc	2,277,985
6,318	Samsung Electro-Mechanics Co Ltd	1,016,696
2,325	Samsung SDI Co Ltd	1,366,971
54	Samsung SDS Co Ltd	8,884
23,512	Sunny Optical Technology Group Co Ltd	573,356
333,497	Taiwan Semiconductor Manufacturing Co Ltd	7,163,506
33,786	Tata Consultancy Services Ltd	1,384,623
14,421	Unisplendour Corp Ltd	40,732
45,558	Wipro Ltd	303,064
10,355	Wistron Corp	12,122
	Total Information Technology	19,595,948
	Materials – 7.9%
316	Anglo American Platinum Ltd	43,233
1,349	Asian Paints Ltd	46,193
3,159,837	Barito Pacific Tbk PT, (3)	218,749
15,798	Beijing Oriental Yuhong Waterproof Technology Co Ltd	141,070
972	Berger Paints India Ltd	9,239
23,579	China Jushi Co Ltd	65,688
365,475	China Molybdenum Co Ltd	247,984
11,765	China Molybdenum Co Ltd	10,568

Shares	Description (1)	Value
	Materials (continued)
988	Cia de Minas Buenaventura SAA, ADR, (3)	$9,603
3,363	Empresas CMPC SA	9,300
7,352	Ganfeng Lithium Co Ltd	124,448
10,900	GEM Co Ltd	16,851
122,834	Gerdau SA	752,140
1,077	Gold Fields Ltd	10,185
1,687	Grasim Industries Ltd	31,910
2,500	Guangdong Hongda Blasting Co Ltd	10,737
250	Hanwha Solutions Corp, (3)	10,350
29,458	Hengli Petrochemical Co Ltd	135,031
23,609	Impala Platinum Holdings Ltd	441,878
9,024	Indorama Ventures PCL, (2)	13,911
1,752	KGHM Polska Miedz SA, (3)	89,980
3,100	Kingfa Sci & Tech Co Ltd	10,917
1,930	Klabin SA, (3)	9,911
824	Korea Zinc Co Ltd	330,385
7,267	Kumba Iron Ore Ltd	329,766
62	Kumho Petrochemical Co Ltd	14,492
882	Lotte Chemical Corp	241,046
407,435	Merdeka Copper Gold Tbk PT, (3)	73,900
46,933	Nan Ya Plastics Corp	148,194
36,974	National Industrialization Co, (3)	189,302
745	Northam Platinum Ltd, (3)	12,838
58,000	Pangang Group Vanadium Titanium & Resources Co Ltd, (3)	19,996
5,542	PhosAgro PJSC, GDR	101,807
326	PI Industries Ltd	11,054
378	Pidilite Industries Ltd, (3)	9,266
6,455	Polymetal International PLC	133,657
6,617	Polyus PJSC, GDR	613,065
39,188	Press Metal Aluminium Holdings Bhd	49,746
211,620	PTT Global Chemical PCL, (2)	460,450
48,592	Saudi Arabian Mining Co, (3)	742,466
20,900	Shandong Nanshan Aluminum Co Ltd	12,343
1,300	Shandong Sinocera Functional Material Co Ltd	9,948
840	Shanghai Putailai New Energy Technology Co Ltd	10,528
2,400	Sinoma Science & Technology Co Ltd	8,148
300	Skshu Paint Co Ltd	10,989
1,239	Sociedad Quimica y Minera de Chile SA	64,965
6,935	Taiwan Cement Corp	12,935
10,705	Transfar Zhilian Co Ltd	10,112
56,024	UPL Ltd	459,023

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Materials (continued)
3,300	Xiamen Tungsten Co Ltd	$9,851
28,557	Yanbu National Petrochemical Co	556,656
5,341	Yunnan Energy New Material Co Ltd	111,100
9,025	Zhaojin Mining Industry Co Ltd	8,192
7,825	Zhejiang Huayou Cobalt Co Ltd, (3)	98,920
	Total Materials	7,325,016
	Real Estate – 2.1%
16,866	Ayala Land Inc	11,279
53,950	Cencosud Shopping SA	87,623
6,615	China Merchants Shekou Industrial Zone Holdings Co Ltd	11,883
302,826	China Overseas Land & Investment Ltd	766,535
15,542	China Overseas Property Holdings Ltd	15,768
2,436	China Resources Land Ltd	11,432
91,656	China Vanke Co Ltd	320,985
2,100	China Vanke Co Ltd	9,146
69,774	DLF Ltd	232,949
10,362	Growthpoint Properties Ltd	10,371
36,797	Guangzhou R&F Properties Co Ltd	47,093
3,127	Hopson Development Holdings Ltd	12,300
33,361	Land & Houses PCL, (2)	9,268
1,838	Longfor Group Holdings Ltd, 144A	11,465
1,760	NEPI Rockcastle PLC	11,853
1,581	Poly Property Services Co Ltd	11,572
354,127	Shenzhen Investment Ltd	129,945
16,675	Shimao Group Holdings Ltd	48,306
244,990	SM Prime Holdings Inc	175,284
	Total Real Estate	1,935,057
	Utilities – 3.3%
10,333	Adani Green Energy Ltd, (3)	142,142
24,380	Beijing Enterprises Water Group Ltd	9,323
5,029	China Longyuan Power Group Corp Ltd	7,407
3,971	Cia Energetica de Minas Gerais	10,130
8,174	Cia Paranaense de Energia	9,432
1,388	CPFL Energia SA	7,509
3,206,379	Enel Americas SA	454,190
1,066	Energisa SA	8,657
4,823	Energy Absolute PCL, (2)	9,449
1,171	Engie Brasil Energia SA	8,778
85,652	ENN Energy Holdings Ltd	1,460,093
2,591	Equatorial Energia SA	11,983
49,985	Interconexion Electrica SA ESP	285,666

Shares	Description (1)	Value
	Utilities (continued)
215,347	Power Grid Corp of India Ltd	$ 640,612
	Total Utilities	3,065,371
	Total Common Stocks (cost $72,898,741)	92,112,229

Shares	Description (1)	Value
COMMON STOCK RIGHTS – 0.0%
Information Technology – 0.0%
3,176	Legend Holdings Corp, (4)	$ —
	Total Common Stock Rights (cost $-)	—
	Total Long-Term Investments (cost $72,898,741)	92,112,229

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	SHORT-TERM INVESTMENTS – 0.3%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.3%
$ 257	Federal Agricultural Mortgage Corp Discount Notes	0.000%	5/03/21	N/R	$ 257,000
	Total Short-Term Investments (cost $257,000)				257,000
	Total Investments (cost $73,155,741) – 100.0%				92,369,229
	Other Assets Less Liabilities – (0.0)%				(4,723)
	Net Assets – 100%				$ 92,364,506
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.
(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.
(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See accompanying notes to financial statements.

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.4%
	COMMON STOCKS – 99.4%
	Communication Services – 4.1%
1,398	Auto Trader Group PLC, 144A, (2)	$11,037
6,426	BT Group PLC, (2)	14,676
418	Capcom Co Ltd	13,576
209	Elisa Oyj	11,873
9,597	HKT Trust & HKT Ltd	13,938
26,049	KDDI Corp	787,869
4,013	Koninklijke KPN NV	13,845
4,864	Nippon Telegraph & Telephone Corp	122,596
985	Orange SA	12,272
565	Proximus SADP	12,059
640	SEEK Ltd, (2)	15,311
555,621	Singapore Telecommunications Ltd	1,044,086
20,989	SoftBank Corp	270,655
3,680	Spark New Zealand Ltd	11,618
20	Swisscom AG	10,861
675	Tele2 AB	8,729
4,233	Telefonica Deutschland Holding AG	12,321
47,529	Telenor ASA	849,243
2,908	Telia Co AB	12,050
4,717	Telstra Corp Ltd	12,352
614,647	Vodafone Group PLC	1,164,181
1,262	WPP PLC	17,047
59,356	Z Holdings Corp	274,231
	Total Communication Services	4,716,426
	Consumer Discretionary – 11.4%
12,498	Accor SA	503,559
27	adidas AG	8,348
1,208	Barratt Developments PLC	12,912
3,876	Bayerische Motoren Werke AG	318,216
11,736	Bayerische Motoren Werke AG	1,178,258
165	Berkeley Group Holdings PLC	10,570
451	Burberry Group PLC, (2)	12,870
7,997	Cie Financiere Richemont SA	821,051
85	Cie Generale des Etablissements Michelin SCA	12,315
23,612	Compass Group PLC, (2)	514,082

Shares	Description (1)	Value
	Consumer Discretionary (continued)
4,479	Delivery Hero SE, 144A, (2)	$711,990
11,952	Denso Corp	771,869
466	Electrolux AB	13,094
472	EssilorLuxottica SA	78,638
14	Fast Retailing Co Ltd	11,490
532	H & M Hennes & Mauritz AB	13,137
196	HelloFresh SE, (2)	16,280
941	Husqvarna AB	13,115
24,291	Industria de Diseno Textil SA	866,133
1,089	JD Sports Fashion PLC, (2)	13,847
1,134	Kering SA	909,845
2,743	Kingfisher PLC, (2)	13,570
600	Marui Group Co Ltd	11,231
36,270	Mazda Motor Corp, (2)	280,723
5,849	Mercari Inc, (2)	288,958
123	Next PLC	13,287
16,918	Ocado Group PLC, (2)	491,197
8,457	Oriental Land Co Ltd/Japan	1,197,311
115,310	Panasonic Corp	1,359,815
175	Pandora A/S	19,886
90	Prosus NV	9,776
102	Puma SE	10,771
59	SEB SA	10,760
645	Sekisui Chemical Co Ltd	11,224
556	Sekisui House Ltd	11,237
20,872	Sony Group Corp	2,081,376
5,810	Taylor Wimpey PLC	14,448
7,868	Valeo SA	255,162
241	Whitbread PLC, (2)	10,825
201	Yamaha Corp	10,941
673	Yamaha Motor Co Ltd	16,803
112	Zalando SE, 144A, (2)	11,668
430	ZOZO Inc	14,516
	Total Consumer Discretionary	12,957,104
	Consumer Staples – 12.7%
349	Aeon Co Ltd	9,523
20,192	Associated British Foods PLC, (2)	645,244
5	Barry Callebaut AG	11,052
114	Beiersdorf AG	12,886
12,979	Carrefour SA	251,626
34,497	Coca-Cola Amatil Ltd, (3)	354,941

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
13,934	Coca-Cola European Partners PLC	$791,730
13,633	Coca-Cola HBC AG	472,267
15,188	Danone SA	1,071,951
389	Essity AB	12,711
192	Etablissements Franz Colruyt NV	11,402
7,059	Henkel AG & Co KGaA	702,753
118	Henkel AG & Co KGaA	13,574
240	ICA Gruppen AB	11,069
3,725	J Sainsbury PLC	12,259
10,604	Jeronimo Martins SGPS SA	193,902
15,956	Kao Corp	1,022,860
1,306	Kerry Group PLC	169,479
420	Kesko Oyj	12,812
19,215	Koninklijke Ahold Delhaize NV	517,903
3,258	Lawson Inc	146,052
5,064	L'Oreal SA	2,082,713
29,950	Mowi ASA	741,162
32,270	Nestle SA	3,852,374
49,619	Orkla ASA	507,406
5,267	Reckitt Benckiser Group PLC	470,434
133,422	Tesco PLC	408,252
5,036	Wm Morrison Supermarkets PLC	12,122
	Total Consumer Staples	14,522,459
	Energy – 1.7%
17,093	Ampol Ltd	337,877
4,674	Koninklijke Vopak NV	214,372
23,054	Neste Oyj	1,398,721
	Total Energy	1,950,970
	Financials – 18.8%
66,183	3i Group PLC	1,174,744
89,794	Aegon NV	417,891
4,043	Allianz SE	1,053,211
114	Amundi SA, 144A	10,169
70,275	Assicurazioni Generali SpA	1,411,502
222	ASX Ltd	12,515
44,610	AXA SA	1,263,328
272,294	Banco Bilbao Vizcaya Argentaria SA	1,530,932
77,813	Bank Hapoalim BM, (2)	621,381
59,635	Bank Leumi Le-Israel BM, (2)	420,691
5,368	BNP Paribas SA	345,006
252,134	BOC Hong Kong Holdings Ltd	889,482

Shares	Description (1)	Value
	Financials (continued)
91,325	CaixaBank SA, (2)	$293,202
8,760	Commonwealth Bank of Australia	602,504
12,581	DBS Group Holdings Ltd	282,846
65	Deutsche Boerse AG	11,213
2,037	DNB ASA	43,899
8,403	Erste Group Bank AG	299,420
159	Eurazeo SE	13,264
8,900	Hang Seng Bank Ltd	174,749
28,257	Hong Kong Exchanges & Clearing Ltd	1,709,933
2,872	ING Groep NV	36,751
667,073	Intesa Sanpaolo SpA	1,863,815
672	KBC Group NV	52,275
185,421	Legal & General Group PLC	699,318
1,202,725	Lloyds Banking Group PLC	756,599
6,573	MS&AD Insurance Group Holdings Inc	186,116
49	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,195
64,824	Natixis SA	317,135
268	NN Group NV	13,411
52,337	Nomura Holdings Inc, (2)	281,017
1,657	Oversea-Chinese Banking Corp Ltd	15,195
100,374	QBE Insurance Group Ltd	764,484
140,832	Resona Holdings Inc	578,506
234	Schroders PLC	11,689
1,577	Singapore Exchange Ltd	12,387
1,111	Skandinaviska Enskilda Banken AB	14,275
611	Societe Generale SA	17,410
785	St James's Place PLC	14,798
1,753	Standard Chartered PLC	12,611
2,601	Standard Life Aberdeen PLC	9,993
22,946	Sumitomo Mitsui Trust Holdings Inc	780,926
1,286	Svenska Handelsbanken AB	14,932
599	Swedbank AB	10,537
8,573	Swiss Re AG	797,847
2,943	Tokyo Century Corp	181,741
353	Tryg A/S	8,088
88,200	UBS Group AG	1,346,620
97	Wendel SE	12,926
23	Zurich Insurance Group AG	9,449
	Total Financials	21,416,928
	Health Care – 11.1%
8,029	Alcon Inc	603,022

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
543	Alfresa Holdings Corp	$9,722
54,161	Astellas Pharma Inc	812,873
12,043	AstraZeneca PLC	1,286,409
82	BioMerieux	9,765
33,020	Chugai Pharmaceutical Co Ltd	1,238,873
4,467	Cochlear Ltd	767,744
65	Coloplast A/S	10,769
5,173	CSL Ltd	1,083,524
272	Demant A/S, (2)	13,658
13,526	Eisai Co Ltd	882,182
537	Fisher & Paykel Healthcare Corp Ltd	13,851
29	Genmab A/S, (2)	10,656
113,855	GlaxoSmithKline PLC	2,111,718
129	GN Store Nord AS	11,660
712	Ipsen SA	68,946
493	Kyowa Kirin Co Ltd	14,974
449	Lonza Group AG, (2)	285,926
3,848	Merck KGaA	676,999
3,701	NMC Health PLC, (2), (3)	5
3,775	Novo Nordisk A/S	276,847
279	Orion Oyj	12,370
86	Orpea SA	11,083
5,663	Ramsay Health Care Ltd	294,484
4,616	Roche Holding AG	1,506,191
8,745	Ryman Healthcare Ltd	89,036
26	Sartorius Stedim Biotech	11,956
204	Shionogi & Co Ltd	10,726
39	Sonova Holding AG, (2)	11,550
11,953	Sumitomo Dainippon Pharma Co Ltd	207,227
3,793	Sysmex Corp	379,109
	Total Health Care	12,723,855
	Industrials – 18.2%
1,909	ABB Ltd	62,060
189	Adecco Group AG	12,815
388	Alfa Laval AB	13,142
2,866	Alstom SA, (2)	156,772
12,868	Ashtead Group PLC	828,640
1,620	Assa Abloy AB	46,230
199	Atlas Copco AB	12,073
4,491	Atlas Copco AB	233,426
2,988	Auckland International Airport Ltd, (2)	16,272

Shares	Description (1)	Value
	Industrials (continued)
15,586	Bouygues SA	$668,693
97,738	Brambles Ltd	785,176
150	Brenntag SE	13,485
876	Bureau Veritas SA	26,226
29,267	CNH Industrial NV	435,815
16,526	Dai Nippon Printing Co Ltd	328,237
8,018	Daikin Industries Ltd	1,608,662
2,309	DCC PLC	200,895
273	Deutsche Post AG	16,089
13,335	East Japan Railway Co	912,424
3,011	Eiffage SA	330,277
569	Epiroc AB	12,348
630	Epiroc AB	12,375
3,900	Ferguson PLC	493,105
16	Geberit AG	10,533
336	Hankyu Hanshin Holdings Inc	10,574
241	Intertek Group PLC	20,481
126	Keio Corp	8,184
44,150	Komatsu Ltd	1,294,550
49	Kuehne + Nagel International AG	14,667
481	Kyushu Railway Co	10,790
132	Legrand SA	12,871
200	Miura Co Ltd	10,484
105,791	MTR Corp Ltd	589,782
3,629	MTU Aero Engines AG	916,967
240	Nabtesco Corp	10,792
336	Nibe Industrier AB	12,310
167	Nippon Express Co Ltd	12,757
1,342	Obayashi Corp	12,241
407	Odakyu Electric Railway Co Ltd	11,003
175	Randstad NV	12,657
67,862	RELX PLC	1,765,947
1,452	Rentokil Initial PLC	10,060
39,169	Sandvik AB	969,526
7,383	Schneider Electric SE	1,182,236
5,060	Secom Co Ltd	420,151
461	SG Holdings Co Ltd	10,476
246	SGS SA	728,250
1,356	Shimizu Corp	11,103
14,179	Siemens AG	2,369,474
481	Skanska AB	13,061

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
462	SKF AB	$11,944
27,006	Smiths Group PLC	607,793
246	Sohgo Security Services Co Ltd	10,780
74	Spirax-Sarco Engineering PLC	12,105
28	Teleperformance	10,823
817	Tokyu Corp	10,502
173	TOTO Ltd	8,974
138,689	Transurban Group	1,518,037
8,770	Vestas Wind Systems A/S	366,549
22,250	Volvo AB	544,294
1,189	Wartsila OYJ Abp	15,365
139	Wolters Kluwer NV	12,593
	Total Industrials	20,806,923
	Information Technology – 7.6%
3,321	ASML Holding NV	2,163,620
117	Atos SE	7,974
246	Azbil Corp	9,947
2,550	CyberArk Software Ltd, (2)	358,275
4,681	Edenred	265,690
3,166	Fujitsu Ltd	504,133
7,224	Ibiden Co Ltd	342,348
20,794	Infineon Technologies AG	840,193
1,249	Logitech International SA	140,231
2,741	Nokia Oyj, (2)	13,009
2,005	Nomura Research Institute Ltd	61,725
1,133	Omron Corp	85,930
1,052	Sage Group PLC	9,293
12,432	SAP SE	1,747,388
226	TeamViewer AG, 144A, (2)	10,762
37,077	Telefonaktiebolaget LM Ericsson	508,377
2,022	Tokyo Electron Ltd	893,857
3,746	Xero Ltd, (2)	409,618
15,614	Yokogawa Electric Corp	283,410
	Total Information Technology	8,655,780
	Materials – 8.3%
154	Akzo Nobel NV	18,524
26,935	Antofagasta PLC	695,698
1,498	Arkema SA	187,542
85,670	Asahi Kasei Corp	902,511
18,626	Boliden AB	726,471
125	Chr Hansen Holding A/S, (2)	11,505

Shares	Description (1)	Value
	Materials (continued)
4,987	Covestro AG, 144A	$326,702
60,772	Evolution Mining Ltd	217,348
32,524	Fortescue Metals Group Ltd	567,532
14,693	Hitachi Metals Ltd, (2)	284,975
359	Johnson Matthey PLC	16,154
384	Kansai Paint Co Ltd	9,672
1,867	Koninklijke DSM NV	335,326
87,182	Mitsubishi Chemical Holdings Corp	648,850
9,631	Nitto Denko Corp	798,288
902	Sika AG	269,398
16,105	Smurfit Kappa Group PLC	825,119
497	Stora Enso Oyj	9,531
101,613	Sumitomo Chemical Co Ltd	517,803
15,850	Sumitomo Metal Mining Co Ltd	672,688
88	Symrise AG	11,377
691	Teijin Ltd	11,367
94,567	Toray Industries Inc	587,621
12,979	Umicore SA	789,956
306	UPM-Kymmene Oyj	11,990
	Total Materials	9,453,948
	Real Estate – 3.3%
12,239	British Land Co PLC	87,845
7,477	CapitaLand Integrated Commercial Trust	12,083
126,404	CapitaLand Ltd	353,445
2,209	City Developments Ltd	13,101
153	Covivio	13,666
192	Deutsche Wohnen SE	10,401
1,493	Dexus	11,729
81	Gecina SA	11,862
829	Goodman Group	12,109
3,768	GPT Group	13,447
5,720	Hulic Co Ltd	65,099
10	Japan Metropolitan Fund Invest	9,853
13,365	Klepierre SA	354,919
82	LEG Immobilien SE	11,421
47,000	Lendlease Corp Ltd	461,438
6,496	Mirvac Group	13,498
37,395	Mitsubishi Estate Co Ltd	614,269
12,300	Mitsui Fudosan Co Ltd	266,694
2	Nippon Building Fund Inc	13,138
500	Nomura Real Estate Holdings Inc	12,305

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
936	Segro PLC	$13,031
3,409	Stockland	12,324
79,276	Swire Properties Ltd	236,802
128	Swiss Prime Site AG	12,455
9,441	Unibail-Rodamco-Westfield	779,531
2,162	UOL Group Ltd	12,513
250,163	Vicinity Centres	306,283
	Total Real Estate	3,735,261
	Utilities – 2.2%
95,277	National Grid PLC	1,201,225
8,934	Orsted AS, 144A	1,304,745
678	Red Electrica Corp SA	12,467
	Total Utilities	2,518,437
	Total Common Stocks (cost $99,729,072)	113,458,091

Shares	Description (1)	Value
	WARRANTS – 0.0%
468	Cie Financiere Richemont SA	$ 200
	Total Warrants (cost $-)	200
	Total Long-Term Investments (cost $99,729,072)	113,458,291

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$ 226	Federal Agricultural Mortgage Corp Discount Notes	0.000%	5/03/21	N/R	$ 226,000
	Total Short-Term Investments (cost $226,000)				226,000
	Total Investments (cost $99,955,072) – 99.6%				113,684,291
	Other Assets Less Liabilities – 0.4%				511,132
	Net Assets – 100%				$ 114,195,423
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
See accompanying notes to financial statements.

Nuveen ESG Large-Cap ETF (NULC)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 10.3%
2,253	Activision Blizzard Inc	$205,451
186	Alphabet Inc, Class C, (2)	448,282
318	Alphabet Inc., Class A, (2)	748,413
29	Cable One Inc	51,910
785	Discovery Inc, (2)	29,563
765	Discovery Inc, (2)	24,717
4	Electronic Arts Inc	568
2	Omnicom Group Inc	165
7,102	Verizon Communications Inc	410,425
2,622	Walt Disney Co, (2)	487,744
	Total Communication Services	2,407,238
	Consumer Discretionary – 10.5%
110	Aramark	4,276
140	Booking Holdings Inc, (2)	345,251
42	Chipotle Mexican Grill Inc, (2)	62,665
241	Domino's Pizza Inc	101,784
2,121	eBay Inc	118,331
237	Etsy Inc, (2)	47,113
7	Hasbro Inc	696
407	Hilton Worldwide Holdings Inc, (2)	52,381
403	Home Depot Inc	130,439
36	Lowe's Cos Inc	7,065
59	Lululemon Athletica Inc, (2)	19,781
137	MercadoLibre Inc, (2)	215,224
2,446	Newell Brands Inc	65,944
1,895	NIKE Inc., Class B	251,315
2,626	Starbucks Corp	300,651
701	Target Corp	145,289
647	Tesla Inc, (2)	459,008
2	Tractor Supply Co	377
397	Wayfair Inc., Class A, (2)	117,341
	Total Consumer Discretionary	2,444,931
	Consumer Staples – 6.8%
20	Archer-Daniels-Midland Co	1,263
789	Bunge Ltd	66,607

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
2	Campbell Soup Co	$95
8,067	Coca-Cola Co	435,457
5	Colgate-Palmolive Co	403
1,140	General Mills Inc	69,380
12	Kellogg Co	749
2,149	Keurig Dr Pepper Inc	77,042
6	Kimberly-Clark Corp	800
3,781	Kroger Co	138,158
80	Lamb Weston Holdings Inc	6,440
2	McCormick & Co Inc/MD	181
2,548	PepsiCo Inc	367,320
3,093	Procter & Gamble Co	412,668
	Total Consumer Staples	1,576,563
	Energy – 2.1%
4,294	Baker Hughes Co	86,223
1,410	Cheniere Energy Inc, (2)	109,303
1,920	ONEOK Inc	100,493
2,535	Valero Energy Corp	187,489
	Total Energy	483,508
	Financials – 13.3%
213	Aflac Inc	11,445
602	American Express Co	92,317
2	Arch Capital Group Ltd, (2)	79
1,329	Bank of New York Mellon Corp	66,291
78	BlackRock Inc	63,905
2	Carlyle Group Inc	85
2,511	Charles Schwab Corp	176,774
1,084	Chubb Ltd	186,004
5,362	Citigroup Inc	381,989
7	Citizens Financial Group Inc	324
1,049	CME Group Inc	211,888
3	Equitable Holdings Inc	103
3	Franklin Resources Inc	90
6,205	Huntington Bancshares Inc/OH	95,061
1,079	Intercontinental Exchange Inc	127,009
9	Invesco Ltd	243
3	Lincoln National Corp	192
1,539	Loews Corp	85,799
5	M&T Bank Corp	788
33	MarketAxess Holdings Inc	16,119
2,300	Marsh & McLennan Cos Inc	312,110

Shares	Description (1)	Value
	Financials (continued)
4,508	Morgan Stanley	$372,135
1,795	PNC Financial Services Group Inc	335,575
1,758	Progressive Corp	177,101
600	Regions Financial Corp	13,080
6	Reinsurance Group of America Inc., Class A	783
868	S&P Global Inc	338,859
5	State Street Corp	420
264	Travelers Cos Inc	40,830
16	Truist Financial Corp	949
2	Willis Towers Watson PLC	518
	Total Financials	3,108,865
	Health Care – 11.2%
1,354	AbbVie Inc	150,971
46	ABIOMED Inc, (2)	14,754
855	Agilent Technologies Inc	114,262
446	Align Technology Inc, (2)	265,606
436	Amgen Inc	104,483
270	Anthem Inc	102,435
624	Becton Dickinson and Co	155,257
864	BioMarin Pharmaceutical Inc, (2)	67,323
1,915	Bristol-Myers Squibb Co	119,534
39	Cardinal Health Inc	2,353
2	Cerner Corp	150
354	Cigna Corp	88,150
510	Dexcom Inc, (2)	196,911
303	Edwards Lifesciences Corp, (2)	28,943
1,192	Elanco Animal Health Inc, (2)	37,798
1,889	Eli Lilly & Co	345,253
1,298	Gilead Sciences Inc	82,384
325	HCA Inc	65,345
2	Hologic Inc, (2)	131
172	Humana Inc	76,581
48	IDEXX Laboratories Inc, (2)	26,352
23	Illumina Inc, (2)	9,035
3	Insulet Corp, (2)	886
172	Merck & Co Inc	12,814
6	Quest Diagnostics Inc	791
698	Teladoc Health Inc, (2)	120,300
660	Thermo Fisher Scientific Inc	310,352
529	Vertex Pharmaceuticals Inc, (2)	115,428

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
13	Zoetis Inc	$ 2,249
	Total Health Care	2,616,831
	Industrials – 8.1%
1,400	3M Co	275,996
6	Allegion plc	806
2	AMERCO	1,193
3,921	Carrier Global Corp	170,877
784	Caterpillar Inc	178,838
715	CH Robinson Worldwide Inc	69,412
3,122	CSX Corp	314,542
26	Deere & Co	9,642
8	Emerson Electric Co	724
2	Expeditors International of Washington Inc	220
2	Fastenal Co	105
853	Fortive Corp	60,409
843	Fortune Brands Home & Security Inc	88,498
312	IHS Markit Ltd	33,565
4	Illinois Tool Works Inc	922
127	Johnson Controls International plc	7,917
334	Nordson Corp	70,611
78	Old Dominion Freight Line Inc	20,109
13	Otis Worldwide Corp	1,012
801	Parker-Hannifin Corp	251,362
710	Rockwell Automation Inc	187,625
2	Roper Technologies Inc	893
229	Teledyne Technologies Inc, (2)	102,535
209	United Parcel Service Inc., Class B	42,607
40	Verisk Analytics Inc	7,528
7	Waste Connections Inc	834
	Total Industrials	1,898,782
	Information Technology – 28.8%
1,204	Accenture PLC, Class A	349,124
640	Adobe Inc, (2)	325,338
1,651	Applied Materials Inc	219,104
272	Autodesk Inc, (2)	79,399
902	Automatic Data Processing Inc	168,665
3,319	Cisco Systems Inc	168,970
1,055	Cognex Corp	90,857
4,639	Corning Inc	205,090
7,996	Hewlett Packard Enterprise Co	128,096
8,563	HP Inc	292,084

Shares	Description (1)	Value
	Information Technology (continued)
7,011	Intel Corp	$403,343
1,682	International Business Machines Corp	238,642
1,143	Keysight Technologies Inc, (2)	164,992
25	Lam Research Corp	15,511
630	Mastercard Inc, Class A	240,698
4,518	Microsoft Corp	1,139,349
2	NortonLifeLock Inc	43
831	NVIDIA Corp	498,916
744	Okta Inc, (2)	200,657
16	ON Semiconductor Corp, (2)	624
1,226	PayPal Holdings Inc, (2)	321,568
1,503	salesforcecom Inc, (2)	346,171
237	ServiceNow Inc, (2)	120,010
1,088	Slack Technologies Inc., Class A, (2)	46,131
2,017	TE Connectivity Ltd	271,226
2,112	Texas Instruments Inc	381,237
1,535	Trimble Inc, (2)	125,870
171	VMware Inc., Class A, (2), (3)	27,502
3	Western Union Co	77
327	Zebra Technologies Corp., Class A, (2)	159,491
	Total Information Technology	6,728,785
	Materials – 2.7%
2,008	Amcor PLC	23,594
1	Axalta Coating Systems Ltd, (2)	32
202	Ball Corp	18,915
18	DuPont de Nemours Inc	1,388
966	Ecolab Inc	216,500
5	International Flavors & Fragrances Inc	711
574	LyondellBasell Industries NV Class A	59,547
2,238	Mosaic Co	78,733
499	Newmont Corp	31,142
1,005	PPG Industries Inc	172,096
364	Steel Dynamics Inc	19,736
	Total Materials	622,394
	Real Estate – 3.9%
1,297	American Tower Corp	330,437
7	Boston Properties Inc	765
387	Equinix Inc	278,934
4,294	Host Hotels & Resorts Inc, (2)	77,979
2	Iron Mountain Inc	80
1,316	Prologis Inc	153,354

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
272	Ventas Inc	$15,085
682	Welltower Inc	51,171
	Total Real Estate	907,805
	Utilities – 2.0%
2,047	Consolidated Edison Inc	158,458
1,515	Eversource Energy	130,624
1,360	Sempra Energy	187,095
3	UGI Corp	131
	Total Utilities	476,308
	Total Long-Term Investments (cost $17,488,033)	23,272,010

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%
	MONEY MARKET FUNDS – 0.1%
21,248	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.020% (5)	$ 21,248
	Total Investments Purchased with Collateral from Securities Lending (cost $21,248)		21,248
	Total Investments (cost $17,509,281) – 99.8%		23,293,258
	Other Assets Less Liabilities – 0.2%		42,178
	Net Assets – 100%		$ 23,335,436
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $20,586.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.
(5)	The rate shown is the one-day yield as of the end of the reporting period.
See accompanying notes to financial statements.

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 13.1%
107,352	Activision Blizzard Inc	$9,789,429
12,332	Alphabet Inc, Class C, (2)	29,721,600
14,742	Alphabet Inc., Class A, (2)	34,695,297
1,740	Cable One Inc	3,114,600
62,786	Electronic Arts Inc	8,920,635
	Total Communication Services	86,241,561
	Consumer Discretionary – 15.4%
12,871	Aptiv PLC, (2)	1,852,008
2,973	Booking Holdings Inc, (2)	7,331,656
250	Burlington Stores Inc, (2)	81,583
2,775	Chipotle Mexican Grill Inc, (2)	4,140,383
13,890	Domino's Pizza Inc	5,866,303
831	DR Horton Inc	81,679
29,258	Etsy Inc, (2)	5,816,198
23,630	Lowe's Cos Inc	4,637,388
17,258	Lululemon Athletica Inc, (2)	5,786,090
5,835	MercadoLibre Inc, (2)	9,166,668
96,708	NIKE Inc., Class B	12,825,415
199	Pool Corp	84,081
565	Ross Stores Inc	73,981
80,349	Starbucks Corp	9,199,157
36,075	Tesla Inc, (2)	25,593,048
6,303	TJX Cos Inc	447,513
13,449	Wayfair Inc., Class A, (2)	3,975,121
37,220	Yum! Brands Inc	4,448,534
	Total Consumer Discretionary	101,406,806
	Consumer Staples – 4.3%
51,791	Church & Dwight Co Inc	4,440,560
1,115	Clorox Co	203,487
26,074	Costco Wholesale Corp	9,701,875
35,680	Estee Lauder Cos Inc., Class A	11,196,384
857	Lamb Weston Holdings Inc	68,989
28,159	McCormick & Co Inc/MD	2,544,447
	Total Consumer Staples	28,155,742

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Financials – 4.7%
10,905	FactSet Research Systems Inc	$3,666,479
58,022	Marsh & McLennan Cos Inc	7,873,585
28,877	Moody's Corp	9,434,405
26,209	S&P Global Inc	10,231,732
1,175	Voya Financial Inc	79,688
	Total Financials	31,285,889
	Health Care – 10.9%
4,128	ABIOMED Inc, (2)	1,323,973
74,904	Agilent Technologies Inc	10,010,171
528	Catalent Inc, (2)	59,384
65,045	Cerner Corp	4,881,627
16,029	Dexcom Inc, (2)	6,188,797
33,748	Edwards Lifesciences Corp, (2)	3,223,609
48,777	Eli Lilly & Co	8,914,972
9,102	Hologic Inc, (2)	596,636
22,180	Horizon Therapeutics Plc, (2)	2,098,672
130	IDEXX Laboratories Inc, (2)	71,369
8,029	Illumina Inc, (2)	3,154,112
5,107	Insulet Corp, (2)	1,507,689
641	Mettler-Toledo International Inc, (2)	841,838
37,929	ResMed Inc	7,129,514
364	STERIS PLC	76,811
25,462	Teladoc Health Inc, (2)	4,388,376
40,190	Vertex Pharmaceuticals Inc, (2)	8,769,458
231	Waters Corp, (2)	69,270
223	West Pharmaceutical Services Inc	73,260
51,116	Zoetis Inc	8,844,602
	Total Health Care	72,224,140
	Industrials – 8.3%
599	Allegion plc	80,494
192	Cintas Corp	66,267
561	Copart Inc, (2)	69,850
14,489	CSX Corp	1,459,767
20,805	Expeditors International of Washington Inc	2,285,637
92,783	Fastenal Co	4,850,695
10,170	Generac Holdings Inc, (2)	3,294,571
510	HEICO Corp	71,808
582	HEICO Corp., Class A	73,495
14,443	IDEX Corp	3,238,120
64,894	IHS Markit Ltd	6,981,296
2,750	Lennox International Inc	922,185

Shares	Description (1)	Value
	Industrials (continued)
25,959	Masco Corp	$1,658,261
12,532	Nordson Corp	2,649,390
306	Old Dominion Freight Line Inc	78,890
58,553	Plug Power Inc, (2)	1,669,346
20,987	Rockwell Automation Inc	5,546,025
12,929	Roper Technologies Inc	5,772,023
41,524	Sunrun Inc, (2)	2,034,676
11,462	Teledyne Technologies Inc, (2)	5,132,110
740	TransUnion	77,397
35,394	Verisk Analytics Inc	6,661,151
661	Xylem Inc/NY	73,140
	Total Industrials	54,746,594
	Information Technology – 40.1%
36,763	Accenture PLC, Class A	10,660,167
29,878	Adobe Inc, (2)	15,188,183
102,112	Applied Materials Inc	13,551,284
34,285	Autodesk Inc, (2)	10,008,134
65,487	Cadence Design Systems Inc, (2)	8,629,222
26,910	Citrix Systems Inc	3,332,803
63,295	Cognex Corp	5,450,965
130	HubSpot Inc, (2)	68,438
26,113	Intuit Inc	10,762,734
33,472	Keysight Technologies Inc, (2)	4,831,683
17,688	Lam Research Corp	10,974,520
48,837	Mastercard Inc, Class A	18,658,664
234,165	Microsoft Corp	59,051,730
35,679	NVIDIA Corp	21,420,958
32,959	Okta Inc, (2)	8,889,042
67,058	PayPal Holdings Inc, (2)	17,588,643
59,151	salesforcecom Inc, (2)	13,623,658
20,462	ServiceNow Inc, (2)	10,361,343
104,390	Slack Technologies Inc., Class A, (2)	4,426,136
2,711	Splunk Inc, (2)	342,725
45,182	Trimble Inc, (2)	3,704,924
26,912	VMware Inc., Class A, (2), (3)	4,328,257
237	Workday Inc, Class A, (2)	58,539
18,751	Zebra Technologies Corp., Class A, (2)	9,145,613
	Total Information Technology	265,058,365
	Materials – 1.5%
2,421	Axalta Coating Systems Ltd, (2)	77,206
736	Ball Corp	68,919

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Materials (continued)
7,124	Ecolab Inc	$1,596,631
53,737	Newmont Corp	3,353,726
16,573	Sherwin-Williams Co	4,538,847
	Total Materials	9,635,329
	Real Estate – 1.5%
23,553	American Tower Corp	6,000,598
5,829	Equinix Inc	4,201,310
	Total Real Estate	10,201,908
	Total Long-Term Investments (cost $525,431,770)	658,956,334

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.5%
	MONEY MARKET FUNDS – 0.5%
3,319,348	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.020% (5)	$ 3,319,348
	Total Investments Purchased with Collateral from Securities Lending (cost $3,319,348)		3,319,348

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$ 1,084	Federal Agricultural Mortgage Corp Discount Notes	0.000%	5/03/21	N/R	$ 1,084,000
	Total Short-Term Investments (cost $1,084,000)				1,084,000
	Total Investments (cost $529,835,118) – 100.5%				663,359,682
	Other Assets Less Liabilities – (0.5)%				(3,307,212)
	Net Assets – 100%				$ 660,052,470
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,215,957.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.
(5)	The rate shown is the one-day yield as of the end of the reporting period.
(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
See accompanying notes to financial statements.

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 6.2%
437,568	AT&T Inc	$13,744,011
85,751	Discovery Inc, (2)	2,770,615
564	Electronic Arts Inc	80,133
7,166	Lumen Technologies Inc	91,940
1,299	Omnicom Group Inc	106,856
9,308	Roku Inc, (2)	3,192,365
357,621	Verizon Communications Inc	20,666,917
86,020	Walt Disney Co, (2)	16,001,440
	Total Communication Services	56,654,277
	Consumer Discretionary – 4.8%
6,271	Aptiv PLC, (2)	902,334
675	Best Buy Co Inc	78,482
2,066	BorgWarner Inc	100,366
1,496	eBay Inc	83,462
838	Genuine Parts Co	104,725
948	Hasbro Inc	94,279
68,980	Home Depot Inc	22,326,757
2,257	LKQ Corp, (2)	105,424
190,628	Newell Brands Inc	5,139,331
24,315	Target Corp	5,039,527
6,717	Vail Resorts Inc, (2)	2,184,100
89,747	VF Corp	7,867,222
	Total Consumer Discretionary	44,026,009
	Consumer Staples – 10.4%
1,495	Archer-Daniels-Midland Co	94,379
65,991	Bunge Ltd	5,570,960
1,830	Campbell Soup Co	87,383
459	Clorox Co	83,768
401,260	Coca-Cola Co	21,660,015
6,377	Colgate-Palmolive Co	514,624
2,468	Conagra Brands Inc	91,538
114,960	General Mills Inc	6,996,466
1,801	Hormel Foods Corp	83,206
713	J M Smucker Co	93,396
51,706	Keurig Dr Pepper Inc	1,853,660

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
626	Kimberly-Clark Corp	$83,458
345,148	Kroger Co	12,611,708
968	McCormick & Co Inc/MD	87,468
143,151	PepsiCo Inc	20,636,648
188,923	Procter & Gamble Co	25,206,107
	Total Consumer Staples	95,754,784
	Energy – 3.3%
325,122	Baker Hughes Co	6,528,450
210,292	ONEOK Inc	11,006,683
175,427	Valero Energy Corp	12,974,581
	Total Energy	30,509,714
	Financials – 20.3%
1,831	Aflac Inc	98,380
870	Allstate Corp	110,316
1,966	Ally Financial Inc	101,151
52,269	American Express Co	8,015,451
392	Ameriprise Financial Inc	101,293
2,402	Arch Capital Group Ltd, (2)	95,383
644	Assurant Inc	100,206
185,193	Bank of New York Mellon Corp	9,237,427
19,741	BlackRock Inc	16,173,801
2,589	Carlyle Group Inc	110,447
58,192	Charles Schwab Corp	4,096,717
80,973	Chubb Ltd	13,894,157
927	Cincinnati Financial Corp	104,454
261,477	Citigroup Inc	18,627,621
1,993	Citizens Financial Group Inc	92,236
71,621	CME Group Inc	14,466,726
886	Discover Financial Services	101,004
167,275	Equitable Holdings Inc	5,725,823
2,975	Franklin Resources Inc	89,250
1,694	Hartford Financial Services Group Inc	111,736
481,190	Huntington Bancshares Inc/OH	7,371,831
3,635	Invesco Ltd	98,145
4,255	KeyCorp	92,589
116,942	Loews Corp	6,519,516
558	M&T Bank Corp	87,991
103,018	Marsh & McLennan Cos Inc	13,979,543
1,502	MetLife Inc	95,572
201,606	Morgan Stanley	16,642,575
570	Nasdaq Inc	92,078

Shares	Description (1)	Value
	Financials (continued)
860	Northern Trust Corp	$97,868
81,557	PNC Financial Services Group Inc	15,247,081
1,545	Principal Financial Group Inc	98,679
80,061	Progressive Corp	8,065,345
144,907	Prudential Financial Inc	14,542,867
272,621	Regions Financial Corp	5,943,138
924	Reinsurance Group of America Inc., Class A	120,610
1,106	State Street Corp	92,849
191	SVB Financial Group, (2)	109,220
2,189	Synchrony Financial	95,747
509	T Rowe Price Group Inc	91,213
34,168	Travelers Cos Inc	5,284,423
2,458	Truist Financial Corp	145,784
1,256	W R Berkley Corp	100,128
418	Willis Towers Watson PLC	108,203
	Total Financials	186,576,574
	Health Care – 15.2%
158,747	AbbVie Inc	17,700,291
530	Alexion Pharmaceuticals Inc, (2)	89,400
537	Alnylam Pharmaceuticals Inc, (2)	75,524
12,148	Amgen Inc	2,911,147
19,455	Anthem Inc	7,381,033
100,841	Baxter International Inc	8,641,065
38,246	Becton Dickinson and Co	9,515,987
321	Biogen Inc, (2)	85,813
207,680	Bristol-Myers Squibb Co	12,963,386
74,509	Cardinal Health Inc	4,495,873
669	Catalent Inc, (2)	75,242
68,214	Cigna Corp	16,985,968
7,243	Danaher Corp	1,839,287
827	DaVita Inc, (2)	96,370
89,074	DENTSPLY SIRONA Inc	6,013,386
55,690	Elanco Animal Health Inc, (2)	1,765,930
539	Exact Sciences Corp, (2)	71,051
49,973	Gilead Sciences Inc	3,171,786
60,315	HCA Inc	12,126,934
1,164	Henry Schein Inc, (2)	84,390
293	Humana Inc	130,455
51,215	IQVIA Holdings Inc, (2)	12,019,648
503	Jazz Pharmaceuticals PLC, (2)	82,693
7,699	Laboratory Corp of America Holdings, (2)	2,046,933

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
241,618	Merck & Co Inc	$18,000,541
571	PerkinElmer Inc	74,019
667	Quest Diagnostics Inc	87,964
1,781	Royalty Pharma PLC Class A	78,364
462	STERIS PLC	97,491
42,012	Viatris Inc, (2)	558,760
318	Waters Corp, (2)	95,359
	Total Health Care	139,362,090
	Industrials – 12.8%
86,370	3M Co	17,026,982
1,427	A O Smith Corp	96,679
787	Allegion plc	105,757
4,632	AMERCO	2,763,590
1,023	Booz Allen Hamilton Holding Corp	84,858
206,538	Carrier Global Corp	9,000,926
77,360	Caterpillar Inc	17,646,590
64,225	CH Robinson Worldwide Inc	6,234,963
362	Cummins Inc	91,238
4,843	Deere & Co	1,796,027
6,767	Eaton Corp PLC	967,207
1,530	Emerson Electric Co	138,450
30,183	Expeditors International of Washington Inc	3,315,904
52,141	Fortive Corp	3,692,626
966	Fortune Brands Home & Security Inc	101,411
432	IDEX Corp	96,854
26,757	Illinois Tool Works Inc	6,166,418
131,542	Johnson Controls International plc	8,200,328
44,276	Kansas City Southern	12,937,890
1,556	Masco Corp	99,397
455	Nordson Corp	96,192
1,969	Otis Worldwide Corp	153,326
1,326	Owens Corning	128,370
877	PACCAR Inc	78,825
43,920	Parker-Hannifin Corp	13,782,535
1,529	Pentair PLC	98,636
1,104	Robert Half International Inc	96,721
353	Rockwell Automation Inc	93,284
21,392	Roper Technologies Inc	9,550,245
549	Trane Technologies PLC	95,433
10,760	Verisk Analytics Inc	2,025,032
202	WW Grainger Inc	87,575

Shares	Description (1)	Value
	Industrials (continued)
879	Xylem Inc/NY	$ 97,261
	Total Industrials	116,947,530
	Information Technology – 14.2%
60,156	Accenture PLC, Class A	17,443,435
73,141	Automatic Data Processing Inc	13,676,636
268,688	Cisco Systems Inc	13,678,906
599	Citrix Systems Inc	74,186
283,301	Corning Inc	12,524,737
606,795	Hewlett Packard Enterprise Co	9,720,856
11,162	HP Inc	380,736
361,254	Intel Corp	20,782,943
126,072	International Business Machines Corp	17,887,095
547	Keysight Technologies Inc, (2)	78,959
465	Motorola Solutions Inc	87,560
3,917	NortonLifeLock Inc	84,646
128,258	ON Semiconductor Corp, (2)	5,002,062
493	Splunk Inc, (2)	62,325
2,511	TE Connectivity Ltd	337,654
101,288	Texas Instruments Inc	18,283,497
1,752	Trimble Inc, (2)	143,664
3,506	Western Union Co	90,315
	Total Information Technology	130,340,212
	Materials – 3.8%
126,559	Amcor PLC	1,487,068
48,713	DuPont de Nemours Inc	3,756,259
42,538	Ecolab Inc	9,533,617
600	International Flavors & Fragrances Inc	85,302
1,694	International Paper Co	98,252
48,029	LyondellBasell Industries NV Class A	4,982,529
23,207	Newmont Corp	1,448,349
68,289	PPG Industries Inc	11,693,808
37,062	Steel Dynamics Inc	2,009,502
	Total Materials	35,094,686
	Real Estate – 4.4%
814	Camden Property Trust	98,071
11,219	CBRE Group Inc, (2)	955,859
119,229	Equity Residential	8,850,368
2,792	Healthpeak Properties Inc	95,877
333,530	Host Hotels & Resorts Inc, (2)	6,056,905
2,541	Iron Mountain Inc	101,945
131,357	Prologis Inc	15,307,031

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
1,591	Regency Centers Corp	$101,283
1,757	Ventas Inc	97,443
115,658	Welltower Inc	8,677,820
	Total Real Estate	40,342,602
	Utilities – 4.3%
141,214	Consolidated Edison Inc	10,931,376
129,742	Eversource Energy	11,186,355
97,460	Sempra Energy	13,407,572
98,682	UGI Corp	4,313,390
	Total Utilities	39,838,693
	Total Long-Term Investments (cost $767,165,728)	915,447,171

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$ 914	Federal Home Loan Bank Discount Notes	0.000%	5/04/21	Aaa	$ 914,000
	Total Short-Term Investments (cost $914,000)				914,000
	Total Investments (cost $768,079,728) – 99.8%				916,361,171
	Other Assets Less Liabilities – 0.2%				1,569,448
	Net Assets – 100%				$ 917,930,619
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
See accompanying notes to financial statements.

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 7.3%
2,022	Cable One Inc	$3,619,380
67,530	Live Nation Entertainment Inc, (2)	5,529,357
112,935	Pinterest Inc., Class A, (2)	7,495,496
32,737	Take-Two Interactive Software Inc, (2)	5,741,415
	Total Communication Services	22,385,648
	Consumer Discretionary – 12.0%
23,044	Burlington Stores Inc, (2)	7,519,948
47,644	Darden Restaurants Inc	6,990,328
656	Domino's Pizza Inc	277,055
34,080	Etsy Inc, (2)	6,774,763
10,690	Pool Corp	4,516,739
34,651	Tractor Supply Co	6,535,179
12,097	Vail Resorts Inc, (2)	3,933,460
	Total Consumer Discretionary	36,547,472
	Consumer Staples – 1.7%
64,507	Lamb Weston Holdings Inc	5,192,814
	Financials – 3.2%
4,872	FactSet Research Systems Inc	1,638,064
8,501	MarketAxess Holdings Inc	4,152,398
60,328	Voya Financial Inc	4,091,445
	Total Financials	9,881,907
	Health Care – 18.7%
7,971	ABIOMED Inc, (2)	2,556,539
16,495	Align Technology Inc, (2)	9,823,267
56,319	BioMarin Pharmaceutical Inc, (2)	4,388,376
45,979	Catalent Inc, (2)	5,171,258
74,284	Hologic Inc, (2)	4,869,316
51,941	Horizon Therapeutics Plc, (2)	4,914,657
21,660	Insulet Corp, (2)	6,394,465
5,968	Mettler-Toledo International Inc, (2)	7,837,894
14,648	STERIS PLC	3,091,021
5,396	Waters Corp, (2)	1,618,099
19,201	West Pharmaceutical Services Inc	6,307,913
	Total Health Care	56,972,805

Nuveen ESG Mid-Cap Growth ETF (NUMG) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Industrials – 14.1%
57,436	Copart Inc, (2)	$7,151,356
56,708	Fastenal Co	2,964,694
19,565	Generac Holdings Inc, (2)	6,338,082
23,241	IDEX Corp	5,210,632
5,288	Lennox International Inc	1,773,278
69,314	Masco Corp	4,427,778
21,043	Nordson Corp	4,448,701
13,413	Teledyne Technologies Inc, (2)	6,005,671
42,888	Xylem Inc/NY	4,745,557
	Total Industrials	43,065,749
	Information Technology – 39.6%
349	Akamai Technologies Inc, (2)	37,936
21,308	ANSYS Inc, (2)	7,791,483
10,134	Arista Networks Inc, (2)	3,193,933
64,454	Cadence Design Systems Inc, (2)	8,493,104
65,470	Cloudflare Inc., Class A, (2)	5,547,928
53,066	Cognex Corp	4,570,044
11,483	Fair Isaac Corp, (2)	5,987,351
42,189	Fortinet Inc, (2)	8,616,259
66,252	GoDaddy Inc., Class A, (2)	5,751,999
13,249	HubSpot Inc, (2)	6,974,936
8,139	Keysight Technologies Inc, (2)	1,174,865
164,227	Marvell Technology Inc	7,424,703
29,886	Okta Inc, (2)	8,060,254
16,665	Paycom Software Inc, (2)	6,406,193
41,484	PTC Inc, (2)	5,431,915
19,100	RingCentral Inc, (2)	6,091,945
143,306	Slack Technologies Inc., Class A, (2)	6,076,174
34,204	Splunk Inc, (2)	4,324,070
68,308	Trimble Inc, (2)	5,601,256
15,202	Zebra Technologies Corp., Class A, (2)	7,414,623
40,986	Zendesk Inc, (2)	5,990,104
	Total Information Technology	120,961,075
	Materials – 3.3%
101,255	Axalta Coating Systems Ltd, (2)	3,229,022
29,840	Ball Corp	2,794,217
35,220	FMC Corp	4,164,413
	Total Materials	10,187,652
	Total Long-Term Investments (cost $242,111,083)	305,195,122

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$ 300	Federal Home Loan Bank Discount Notes	0.000%	5/05/21	Aaa	$ 300,000
	Total Short-Term Investments (cost $300,000)				300,000
	Total Investments (cost $242,411,083) – 100.0%				305,495,122
	Other Assets Less Liabilities – 0.0%				47,723
	Net Assets – 100%				$ 305,542,845
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
See accompanying notes to financial statements.

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 4.9%
7,111	Discovery Inc, (2)	$267,800
81,097	Discovery Inc, (2)	2,620,244
36,658	Interpublic Group of Cos Inc	1,163,892
76,122	Liberty Global PLC, (2)	2,059,861
50,954	Liberty Media Corp-Liberty Formula One, (2)	2,391,781
161,803	Lumen Technologies Inc	2,075,932
327	Omnicom Group Inc	26,899
	Total Communication Services	10,606,409
	Consumer Discretionary – 11.2%
81,632	Aramark	3,173,036
15,430	Best Buy Co Inc	1,794,046
37,172	BorgWarner Inc	1,805,816
11,065	CarMax Inc, (2)	1,474,301
36,020	Hasbro Inc	3,582,189
35,080	LKQ Corp, (2)	1,638,587
14,176	Mohawk Industries Inc, (2)	2,913,168
110,251	Newell Brands Inc	2,972,367
36,019	PulteGroup Inc	2,129,443
9,120	Vail Resorts Inc, (2)	2,965,459
	Total Consumer Discretionary	24,448,412
	Consumer Staples – 2.8%
39,467	Bunge Ltd	3,331,804
52,352	Campbell Soup Co	2,499,808
7,970	Conagra Brands Inc	295,607
	Total Consumer Staples	6,127,219
	Energy – 3.4%
151,282	Baker Hughes Co	3,037,742
82,935	ONEOK Inc	4,340,818
	Total Energy	7,378,560
	Financials – 21.1%
52,881	Ally Financial Inc	2,720,728
31,460	Arthur J Gallagher & Co	4,560,127
17,833	Assurant Inc	2,774,815
75,562	Carlyle Group Inc	3,223,475
76,965	Citizens Financial Group Inc	3,561,940

Shares	Description (1)	Value
	Financials (continued)
114,340	Equitable Holdings Inc	$3,913,858
3,558	First Republic Bank/CA	651,968
49,447	Franklin Resources Inc	1,483,410
49,426	Invesco Ltd	1,334,502
100,476	KeyCorp	2,186,358
51,610	Lincoln National Corp	3,309,749
66,822	Loews Corp	3,725,327
2,319	M&T Bank Corp	365,683
62,907	Principal Financial Group Inc	4,017,870
8,675	Regions Financial Corp	189,115
16,618	Reinsurance Group of America Inc., Class A	2,169,148
7,033	SVB Financial Group, (2)	4,021,680
25,959	Voya Financial Inc	1,760,539
	Total Financials	45,970,292
	Health Care – 5.9%
23,855	BioMarin Pharmaceutical Inc, (2)	1,858,782
12,977	Catalent Inc, (2)	1,459,523
553	DaVita Inc, (2)	64,441
48,220	DENTSPLY SIRONA Inc	3,255,332
4,153	Jazz Pharmaceuticals PLC, (2)	682,753
27,165	Quest Diagnostics Inc	3,582,520
1,426	STERIS PLC	300,915
5,374	Waters Corp, (2)	1,611,501
	Total Health Care	12,815,767
	Industrials – 14.8%
104,246	Carrier Global Corp	4,543,041
12,137	CH Robinson Worldwide Inc	1,178,260
733	Expeditors International of Washington Inc	80,527
58,549	Fastenal Co	3,060,942
21,992	Fortune Brands Home & Security Inc	2,308,720
11,325	IDEX Corp	2,539,065
14,547	Kansas City Southern	4,250,779
35,935	Masco Corp	2,295,528
25,144	Owens Corning	2,434,191
37,574	Robert Half International Inc	3,291,858
1,250	Snap-on Inc	297,000
5,605	WW Grainger Inc	2,429,992
32,564	Xylem Inc/NY	3,603,206
	Total Industrials	32,313,109
	Information Technology – 9.9%
172,656	Hewlett Packard Enterprise Co	2,765,949

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
15,101	Keysight Technologies Inc, (2)	$2,179,829
5,271	Maxim Integrated Products Inc	495,474
97,392	NortonLifeLock Inc	2,104,641
85,978	ON Semiconductor Corp, (2)	3,353,142
18,799	Skyworks Solutions Inc	3,408,823
8,773	Splunk Inc, (2)	1,109,083
41,004	Trimble Inc, (2)	3,362,328
108,255	Western Union Co	2,788,649
	Total Information Technology	21,567,918
	Materials – 7.9%
289,117	Amcor PLC	3,397,125
90,976	Axalta Coating Systems Ltd, (2)	2,901,224
18,341	Celanese Corp	2,873,118
7,628	Martin Marietta Materials Inc	2,693,599
73,355	Mosaic Co	2,580,629
32,705	Sealed Air Corp	1,615,627
20,363	Steel Dynamics Inc	1,104,082
	Total Materials	17,165,404
	Real Estate – 12.9%
20,929	Alexandria Real Estate Equities Inc	3,790,242
15,747	Boston Properties Inc	1,721,934
27,453	CBRE Group Inc, (2)	2,338,995
38,857	Duke Realty Corp	1,807,628
92,358	Healthpeak Properties Inc	3,171,574
204,241	Host Hotels & Resorts Inc, (2)	3,709,016
48,473	Iron Mountain Inc	1,944,737
57,412	Regency Centers Corp	3,654,848
45,086	UDR Inc	2,094,245
70,189	Ventas Inc	3,892,682
	Total Real Estate	28,125,901
	Utilities – 5.0%
63,313	CMS Energy Corp	4,076,724
135,304	NiSource Inc	3,520,610
75,167	UGI Corp	3,285,550
	Total Utilities	10,882,884
	Total Long-Term Investments (cost $163,910,173)	217,401,875

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$ 173	Federal Home Loan Bank Discount Notes	0.000%	5/04/21	Aaa	$ 173,000
	Total Short-Term Investments (cost $173,000)				173,000
	Total Investments (cost $164,083,173) – 99.9%				217,574,875
	Other Assets Less Liabilities – 0.1%				207,535
	Net Assets – 100%				$ 217,782,410
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
See accompanying notes to financial statements.

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 1.9%
8,509	Bandwidth Inc, Class A, (2)	$1,124,890
22,414	Boingo Wireless Inc, (2)	312,899
13,770	Cardlytics Inc, (2)	1,893,788
5,475	Cincinnati Bell Inc, (2)	84,479
5,320	Cinemark Holdings Inc, (2)	112,784
42,138	Clear Channel Outdoor Holdings Inc, (2)	105,766
8,866	Cogent Communications Holdings Inc	669,472
10,426	Gogo Inc, (2), (3)	108,639
67,410	Gray Television Inc	1,369,771
7,496	Hemisphere Media Group Inc, (2)	91,601
5,729	iHeartMedia Inc., Class A, (2)	109,653
4,233	IMAX Corp, (2)	87,285
34,841	John Wiley & Sons Inc., Class A	1,983,847
8,796	New York Times Co	399,426
25,593	Scholastic Corp	776,236
1,915	Shenandoah Telecommunications Co	90,503
4,681	TEGNA Inc	93,901
20,959	WideOpenWest Inc, (2)	294,893
19,611	World Wrestling Entertainment Inc	1,080,762
33,413	ZoomInfo Technologies Inc, (2)	1,732,798
344,371	Zynga Inc., Class A, (2)	3,726,094
	Total Communication Services	16,249,487
	Consumer Discretionary – 16.9%
14,363	1-800-Flowerscom Inc., Class A, (2)	459,257
29,395	Aaron's Co Inc	908,012
41,285	American Axle & Manufacturing Holdings Inc, (2)	383,125
44,602	American Eagle Outfitters Inc	1,541,891
13,216	American Public Education Inc, (2)	402,559
8,637	Arko Corp, (2)	90,861
5,799	Asbury Automotive Group Inc, (2)	1,151,739
16,059	At Home Group Inc, (2)	507,143
33,168	Big Lots Inc	2,286,602
2,720	Boot Barn Holdings Inc, (2)	191,869
35,509	Bright Horizons Family Solutions Inc, (2)	5,142,768
12,194	Brunswick Corp/DE	1,306,343

Shares	Description (1)	Value
	Consumer Discretionary (continued)
13,412	Buckle Inc	$562,499
53,388	Callaway Golf Co	1,545,583
28,465	Camping World Holdings Inc	1,239,366
14,941	Carriage Services Inc	555,506
16,138	Carter's Inc, (2)	1,755,653
375	Cavco Industries Inc, (2)	78,536
1,868	Century Communities Inc, (2)	138,120
2,636	Children's Place Inc, (2)	206,531
1,524	Columbia Sportswear Co	166,131
2,275	Cooper Tire & Rubber Co	129,652
39,720	Core-Mark Holding Co Inc	1,690,483
13,161	Crocs Inc, (2)	1,317,679
17,809	Dana Inc	450,568
37,846	Dave & Buster's Entertainment Inc, (2)	1,728,048
3,370	Deckers Outdoor Corp, (2)	1,139,734
1,153	Dick's Sporting Goods Inc	95,215
13,784	Dine Brands Global Inc, (2)	1,332,224
14,248	Dorman Products Inc, (2)	1,413,117
17,318	El Pollo Loco Holdings Inc, (2)	293,367
20,427	Ethan Allen Interiors Inc	586,459
58,829	Extended Stay America Inc	1,170,109
7,202	Five Below Inc, (2)	1,449,547
40,291	Foot Locker Inc	2,376,363
15,764	Franchise Group Inc	607,387
49,260	frontdoor Inc, (2)	2,636,888
36,923	GameStop Corp., Class A, (2)	6,409,464
33,332	Gap Inc	1,103,289
3,540	Genesco Inc, (2)	177,000
1,189	Gentherm Inc, (2)	84,657
100,763	GoPro Inc., Class A, (2)	1,131,569
3,576	Graham Holdings Co., Class B	2,272,941
12,684	Grand Canyon Education Inc, (2)	1,373,550
9,348	Green Brick Partners Inc, (2)	241,272
10,087	Group 1 Automotive Inc	1,655,882
207,935	Hanesbrands Inc	4,379,111
66,120	Harley-Davidson Inc	3,198,224
11,907	Helen of Troy Ltd, (2)	2,514,877
3,145	Hibbett Sports Inc, (2)	249,870
71,054	Hilton Grand Vacations Inc, (2)	3,166,166
23,651	iRobot Corp, (2)	2,573,229
18,231	Jack in the Box Inc	2,199,570

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
5,493	Johnson Outdoors Inc	$778,962
5,776	KB Home	278,577
36,347	Kontoor Brands Inc	2,283,682
11,266	Lands' End Inc, (2)	259,569
2,092	La-Z-Boy Inc	93,010
10,460	LCI Industries	1,532,390
35,580	Leggett & Platt Inc	1,767,259
53,387	Levi Strauss & Co., Class A	1,540,749
3,110	LGI Homes Inc, (2)	515,576
5,729	Lithia Motors Inc., Class A	2,202,113
2,295	Lovesac Co, (2)	168,155
188,068	Macy's Inc, (2)	3,118,167
18,462	Malibu Boats Inc, (2)	1,538,992
18,937	MarineMax Inc, (2)	1,075,622
4,001	Meritage Homes Corp, (2)	425,666
29,614	Monro Inc	2,090,452
13,107	Murphy USA Inc	1,827,116
3,861	National Vision Holdings Inc, (2)	194,633
82,457	Nordstrom Inc, (2)	3,024,523
9,978	Overstockcom Inc, (2)	813,207
1,120	Oxford Industries Inc	102,178
59,897	Planet Fitness Inc., Class A, (2)	5,030,749
7,660	PVH Corp, (2)	866,959
64,506	Quotient Technology Inc, (2)	1,054,028
3,168	Ralph Lauren Corp, (2)	422,263
19,772	RealReal Inc, (2)	489,752
12,178	Rent-A-Center Inc/TX	700,844
14,529	Revolve Group Inc, (2)	704,511
45,016	SeaWorld Entertainment Inc, (2)	2,465,076
30,447	Shake Shack Inc., Class A, (2)	3,311,111
18,531	Signet Jewelers Ltd, (2)	1,107,227
11,960	Sleep Number Corp, (2)	1,338,204
66,172	Sonos Inc, (2)	2,648,865
10,912	Steven Madden Ltd	443,791
77,894	Tapestry Inc, (2)	3,727,228
25,909	Taylor Morrison Home Corp, (2)	808,620
74,364	Terminix Global Holdings Inc, (2)	3,784,384
25,027	Thor Industries Inc	3,543,573
4,222	Tri Pointe Homes Inc, (2)	100,568
2,617	Tupperware Brands Corp, (2)	63,776
3,768	Under Armour Inc., Class A, (2)	91,600

Shares	Description (1)	Value
	Consumer Discretionary (continued)
118,621	Under Armour Inc., Class C, (2)	$2,361,744
3,799	Visteon Corp, (2)	462,756
165,953	Wendy's Co	3,745,559
10,549	Williams-Sonoma Inc	1,801,242
17,128	Wingstop Inc	2,713,247
457	Winmark Corp	88,005
2,810	Wolverine World Wide Inc	117,233
37,934	Workhorse Group Inc, (2), (3)	470,002
41,848	WW International Inc, (2)	1,160,864
1,800	XPEL Inc, (2)	115,380
25,530	YETI Holdings Inc, (2)	2,180,773
3,484	Zumiez Inc, (2)	149,708
	Total Consumer Discretionary	145,467,845
	Consumer Staples – 3.0%
19,478	Beyond Meat Inc, (2)	2,564,863
11,595	BJ's Wholesale Club Holdings Inc, (2)	517,949
17,477	Edgewell Personal Care Co	667,621
51,001	Energizer Holdings Inc	2,514,349
6,487	Flowers Foods Inc	155,429
27,306	Fresh Del Monte Produce Inc	770,029
30,619	Freshpet Inc, (2)	5,659,004
1,529	Herbalife Nutrition Ltd, (2)	69,982
9,173	Medifast Inc	2,083,097
5,127	MGP Ingredients Inc	308,133
77,386	Performance Food Group Co, (2)	4,542,558
834	PriceSmart Inc	70,089
4,520	SpartanNash Co	87,552
3,860	Sprouts Farmers Market Inc, (2)	98,855
18,228	TreeHouse Foods Inc, (2)	867,653
8,247	United Natural Foods Inc, (2)	303,984
107,706	US Foods Holding Corp, (2)	4,465,491
11,539	Vital Farms Inc, (2)	280,628
	Total Consumer Staples	26,027,266
	Energy – 2.1%
115,443	Archrock Inc	1,078,238
41,609	Cactus Inc	1,240,364
97,761	ChampionX Corp, (2)	2,053,958
132,270	Clean Energy Fuels Corp, (2)	1,454,970
32,921	Core Laboratories NV	927,714
64,815	Delek US Holdings Inc	1,538,060
13,118	DMC Global Inc, (2)	708,372

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Energy (continued)
78,300	Liberty Oilfield Services Inc, (2)	$916,110
156,171	NOV Inc, (2)	2,334,756
69,804	Oceaneering International Inc, (2)	750,393
34,600	Renewable Energy Group Inc, (2)	1,920,992
376,727	TechnipFMC PLC, (2)	2,787,780
	Total Energy	17,711,707
	Financials – 14.5%
12,243	Amalgamated Financial Corp	197,724
6,241	Amerant Bancorp Inc, (2)	118,267
32,012	Ameris Bancorp	1,731,529
8,409	Argo Group International Holdings Ltd, (2)	438,782
41,467	Artisan Partners Asset Management Inc	2,111,500
4,352	Banc of California Inc	77,901
62,402	Bank OZK	2,557,858
9,245	Banner Corp	525,486
39,779	Berkshire Hills Bancorp Inc	882,696
13,941	BOK Financial Corp	1,225,972
9,269	Boston Private Financial Holdings Inc	136,440
2,655	Bryn Mawr Bank Corp	122,024
21,607	Byline Bancorp Inc	490,479
2,157	Camden National Corp	102,932
43,234	CNO Financial Group Inc	1,103,764
16,685	Cohen & Steers Inc	1,134,914
4,250	Columbia Banking System Inc	185,002
4,579	Commerce Bancshares Inc/MO	356,292
2,241	Community Trust Bancorp Inc	99,859
20,982	Cowen Inc., Class A	828,579
14,271	Crawford & Co., Class A	149,703
8,756	Cullen/Frost Bankers Inc	1,051,245
15,453	CVB Financial Corp	327,758
2,703	Diamond Hill Investment Group Inc	462,213
3,815	Dime Community Bancshares Inc	126,353
19,625	East West Bancorp Inc	1,494,444
15,969	eHealth Inc, (2)	1,129,647
19,132	Encore Capital Group Inc, (2)	752,653
3,130	Federal Agricultural Mortgage Corp	321,952
66,043	First American Financial Corp	4,259,773
42,230	First Busey Corp	1,054,905
1,243	First Eagle Private Credit LLC, (2), (4)	104
20,432	First Financial Bancorp	500,788
378,002	First Horizon Corp	6,913,657

Shares	Description (1)	Value
	Financials (continued)
3,601	First Interstate BancSystem Inc	$169,139
1,880	Flagstar Bancorp Inc	87,495
47,974	Fulton Financial Corp	817,957
448,367	Genworth Financial Inc., Class A, (2)	1,936,945
11,727	Glacier Bancorp Inc	691,307
12,695	Goosehead Insurance Inc	1,395,688
10,364	Great Western Bancorp Inc	342,530
13,772	Green Dot Corp., Class A, (2)	630,207
75,759	Hancock Whitney Corp	3,503,096
42,547	Hannon Armstrong Sustainable Infrastructure Capital Inc	2,229,463
17,624	Hanover Insurance Group Inc	2,437,575
3,114	Heritage Financial Corp/WA	87,503
26,115	Hilltop Holdings Inc	919,248
2,264	HomeStreet Inc	92,462
8,437	Independent Bank Corp	690,990
47,546	International Bancshares Corp	2,253,205
89,083	Janus Henderson Group PLC	3,063,564
26,874	KKR Real Estate Finance Trust Inc	567,041
24,723	Live Oak Bancshares Inc	1,581,283
14,671	LPL Financial Holdings Inc	2,298,946
7,732	Merchants Bancorp/IN	315,388
34,340	MGIC Investment Corp	523,342
16,184	Morningstar Inc	4,288,922
64,472	Mr Cooper Group Inc, (2)	2,222,995
2,343	National Bank Holdings Corp., Class A	93,486
227,857	New York Community Bancorp Inc	2,725,170
3,596	NMI Holdings Inc., Class A, (2)	92,921
50,532	OceanFirst Financial Corp	1,155,161
44,795	OFG Bancorp	1,061,194
22,424	Old National Bancorp/IN	423,814
16,200	Open Lending Corp., Class A, (2)	632,610
11,899	Origin Bancorp Inc	520,343
35,855	PennyMac Financial Services Inc	2,158,830
236,370	People's United Financial Inc	4,285,388
35,763	Pinnacle Financial Partners Inc	3,134,269
73,952	Popular Inc	5,469,490
39,784	PRA Group Inc, (2)	1,499,061
19,006	Premier Financial Corp	600,400
9,931	Primerica Inc	1,586,676
47,848	ProAssurance Corp	1,196,200
23,173	PROG Holdings Inc	1,180,433

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
2,062	Republic Bancorp Inc., Class A	$92,646
35,905	Rocket Cos Inc., Class A	806,067
3,094	S&T Bancorp Inc	101,947
13,144	Seacoast Banking Corp of Florida, (2)	477,784
1,846	ServisFirst Bancshares Inc	116,741
15,321	South State Corp	1,291,867
2,433	Southside Bancshares Inc	97,685
196,414	Starwood Property Trust Inc	5,071,409
6,940	Stewart Information Services Corp	407,031
14,606	StoneX Group Inc, (2)	927,773
105,087	Synovus Financial Corp	4,924,377
16,438	TCF Financial Corp	748,258
22,300	Texas Capital Bancshares Inc, (2)	1,530,449
5,750	TFS Financial Corp	112,470
2,581	TriCo Bancshares	119,449
21,270	TriState Capital Holdings Inc, (2)	507,715
1,472	Triumph Bancorp Inc, (2)	130,463
24,243	Trupanion Inc, (2)	1,966,107
5,114	Umpqua Holdings Corp	95,325
2,613	United Community Banks Inc/GA	85,497
3,539	Univest Financial Corp	98,844
153,753	Valley National Bancorp	2,117,179
14,339	Victory Capital Holdings Inc	397,907
1,524	Virtus Investment Partners Inc	416,753
1,839	Washington Trust Bancorp Inc	93,881
29,344	Webster Financial Corp	1,552,591
28,359	Western Alliance Bancorp	2,979,680
38,785	Wintrust Financial Corp	2,990,323
10,062	WSFS Financial Corp	514,068
3,116	Zions Bancorp NA	173,873
	Total Financials	124,881,091
	Health Care – 13.4%
8,498	1Life Healthcare Inc, (2)	369,748
13,043	Acadia Healthcare Co Inc, (2)	794,580
67,913	ACADIA Pharmaceuticals Inc, (2)	1,396,291
28,265	Accelerate Diagnostics Inc, (2), (3)	206,617
20,991	Acceleron Pharma Inc, (2)	2,623,245
11,339	Accolade Inc, (2)	568,651
18,959	Achillion Pharmaceuticals Inc, (4)	8,721
18,951	Adaptive Biotechnologies Corp, (2)	788,362
818	Addus HomeCare Corp, (2)	86,544

Shares	Description (1)	Value
	Health Care (continued)
34,058	Agios Pharmaceuticals Inc, (2)	$1,900,436
11,990	Akouos Inc, (2)	170,498
13,184	Alder Biopharmaceuticals Inc, (2), (4)	11,602
10,482	Allakos Inc, (2)	1,143,796
114,738	Allscripts Healthcare Solutions Inc, (2)	1,785,323
6,926	ALX Oncology Holdings Inc, (2)	433,983
3,414	Amedisys Inc, (2)	921,268
39,549	AMN Healthcare Services Inc, (2)	3,136,236
21,595	AnaptysBio Inc, (2)	504,243
16,968	AngioDynamics Inc, (2)	412,322
43,622	Antares Pharma Inc, (2)	165,327
13,394	Applied Therapeutics Inc, (2)	248,057
16,758	Arvinas Inc, (2)	1,155,296
64,384	Atara Biotherapeutics Inc, (2)	905,239
5,799	AtriCure Inc, (2)	446,929
1,268	Atrion Corp	809,745
5,411	Axogen Inc, (2)	101,294
1,534	Axonics Inc, (2)	96,535
9,982	Axsome Therapeutics Inc, (2)	603,512
125,506	BioCryst Pharmaceuticals Inc, (2)	1,460,262
58,214	Bluebird Bio Inc, (2)	1,746,420
150,833	Brookdale Senior Living Inc, (2)	986,448
12,199	Cardiovascular Systems Inc, (2)	491,864
10,886	Cerus Corp, (2)	66,405
5,136	Chemed Corp	2,447,869
47,400	Coherus Biosciences Inc, (2)	701,520
27,279	Collegium Pharmaceutical Inc, (2)	608,322
3,116	Computer Programs and Systems Inc	93,542
27,548	Corcept Therapeutics Inc, (2)	627,819
13,266	Cortexyme Inc, (2), (3)	519,629
8,806	CorVel Corp, (2)	1,030,390
38,354	Covetrus Inc, (2)	1,098,842
3,405	CryoLife Inc, (2)	99,358
18,941	CryoPort Inc, (2)	1,071,492
41,537	Cymabay Therapeutics Inc, (2)	179,855
47,933	Durect Corp, (2)	91,073
10,085	Eagle Pharmaceuticals Inc/DE, (2)	411,771
1,593	Encompass Health Corp	135,182
19,992	Ensign Group Inc	1,716,313
55,550	Envista Holdings Corp, (2)	2,404,204
34,760	FibroGen Inc, (2)	775,843

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
18,857	Fluidigm Corp, (2)	$94,474
6,827	Fulgent Genetics Inc, (2), (3)	525,816
12,089	Glaukos Corp, (2)	1,138,300
48,882	Global Blood Therapeutics Inc, (2)	1,993,408
21,730	Globus Medical Inc, (2)	1,559,562
8,175	Haemonetics Corp, (2)	549,850
31,349	Hanger Inc, (2)	781,531
6,121	Heska Corp, (2)	1,118,001
11,055	Hill-Rom Holdings Inc	1,218,482
19,619	Homology Medicines Inc, (2)	132,821
5,700	IGM Biosciences Inc, (2)	403,104
29,976	Immunovant Inc, (2)	470,024
732	Inari Medical Inc, (2)	83,660
11,019	Inogen Inc, (2)	720,532
53,962	Inovio Pharmaceuticals Inc, (2), (3)	367,481
1,209	Integra LifeSciences Holdings Corp, (2)	89,563
41,583	Intellia Therapeutics Inc, (2)	3,192,327
26,100	Intersect ENT Inc, (2)	569,241
8,613	Intra-Cellular Therapies Inc, (2)	296,546
9,124	iRhythm Technologies Inc, (2)	710,395
13,392	Kala Pharmaceuticals Inc, (2), (3)	103,520
48,020	Kura Oncology Inc, (2)	1,293,179
2,634	LeMaitre Vascular Inc	138,206
3,786	LHC Group Inc, (2)	788,510
14,193	Ligand Pharmaceuticals Inc, (2)	2,070,617
1,191	LivaNova PLC, (2)	101,080
3,381	Luminex Corp	124,049
24,207	MacroGenics Inc, (2)	783,339
890	Magellan Health Inc, (2)	83,838
4,733	MEDNAX Inc, (2)	124,573
26,216	Meridian Bioscience Inc, (2)	513,309
27,650	Merit Medical Systems Inc, (2)	1,758,540
23,967	Mirati Therapeutics Inc, (2)	3,983,795
1,200	ModivCare Inc, (2)	168,096
6,266	Myovant Sciences Ltd, (2), (3)	130,959
10,301	National Research Corp	528,441
3,222	Natus Medical Inc, (2)	82,322
55,458	NeoGenomics Inc, (2)	2,716,887
463	Nevro Corp, (2)	80,011
4,400	NextGen Healthcare Inc, (2)	80,564
7,055	Nkarta Inc, (2)	224,702

Shares	Description (1)	Value
	Health Care (continued)
14,235	Novavax Inc, (2)	$3,372,699
10,014	Nurix Therapeutics Inc, (2)	348,687
11,620	Odonate Therapeutics Inc, (2)	38,927
344,290	OPKO Health Inc, (2)	1,411,589
1,951	Orthofix Medical Inc, (2)	86,527
11,082	OrthoPediatrics Corp, (2)	648,297
33,647	Owens & Minor Inc	1,214,320
20,687	Passage Bio Inc, (2)	388,088
36,743	Patterson Cos Inc	1,180,920
23,064	Pennant Group Inc, (2)	932,247
5,122	Penumbra Inc, (2)	1,567,281
37,908	Perrigo Co PLC	1,578,110
9,190	Personalis Inc, (2)	226,442
18,900	PetIQ Inc, (2), (3)	805,140
5,068	Phathom Pharmaceuticals Inc, (2)	195,219
4,954	Phibro Animal Health Corp	121,472
2,821	Pliant Therapeutics Inc, (2), (3)	94,503
2,815	Premier Inc., Class A	99,510
15,390	Progyny Inc, (2)	875,845
21,868	Prothena Corp PLC, (2)	580,377
7,288	Provention Bio Inc, (2)	52,401
15,968	Quidel Corp, (2)	1,673,287
19,731	Quotient Ltd, (2)	77,346
81,827	R1 RCM Inc, (2)	2,232,241
8,185	RadNet Inc, (2)	182,853
6,702	Reata Pharmaceuticals Inc, (2)	679,583
3,843	Relmada Therapeutics Inc, (2)	148,186
17,879	Repligen Corp, (2)	3,785,163
37,574	Revance Therapeutics Inc, (2)	1,094,155
24,178	Rhythm Pharmaceuticals Inc, (2)	521,278
26,682	Rocket Pharmaceuticals Inc, (2)	1,223,103
3,461	Select Medical Holdings Corp, (2)	130,549
7,251	Shockwave Medical Inc, (2)	1,185,248
2,695	SI-BONE Inc, (2)	95,672
1,279	Silk Road Medical Inc, (2)	78,198
1,425	Simulations Plus Inc	89,974
10,315	STAAR Surgical Co, (2)	1,413,258
12,272	Surgery Partners Inc, (2)	591,510
1,621	Surmodics Inc, (2)	86,707
1,581	Tactile Systems Technology Inc, (2)	90,591
1,183	Tandem Diabetes Care Inc, (2)	108,718

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
6,488	Theravance Biopharma Inc, (2)	$128,073
55,956	Tilray Inc, (2), (3)	1,026,233
29,975	Tivity Health Inc, (2)	724,795
22,076	Tricida Inc, (2)	102,653
22,107	Turning Point Therapeutics Inc, (2)	1,685,217
36,205	Ultragenyx Pharmaceutical Inc, (2)	4,041,926
15,711	uniQure NV, (2)	506,994
1,927	US Physical Therapy Inc	216,691
11,917	Vapotherm Inc, (2)	262,174
33,119	Varex Imaging Corp, (2)	786,245
26,515	Vocera Communications Inc, (2)	959,048
18,651	Xenon Pharmaceuticals Inc, (2)	341,686
17,442	Y-mAbs Therapeutics Inc, (2)	524,481
	Total Health Care	115,064,915
	Industrials – 16.4%
16,614	AAON Inc	1,086,722
17,372	Acuity Brands Inc	3,222,853
136,369	ADT Inc	1,254,595
13,581	Advanced Drainage Systems Inc	1,516,454
2,585	AECOM, (2)	171,722
25,690	Aegion Corp, (2)	773,269
63,195	Allison Transmission Holdings Inc	2,620,697
6,080	ArcBest Corp	442,381
1,819	Armstrong World Industries Inc	188,539
5,731	Astec Industries Inc	429,882
25,460	Axon Enterprise Inc, (2)	3,859,991
4,230	AZEK Co Inc, (2)	204,224
25,211	Barnes Group Inc	1,258,533
66,494	Bloom Energy Corp, (2)	1,726,849
16,472	Boise Cascade Co	1,099,012
27,681	Brady Corp., Class A	1,510,552
51,080	Builders FirstSource Inc, (2)	2,486,064
20,685	Carlisle Cos Inc	3,964,280
4,633	Cimpress PLC, (2)	441,340
17,466	Comfort Systems USA Inc	1,438,500
43,719	Cornerstone Building Brands Inc, (2)	614,689
19,600	Cubic Corp	1,466,864
7,110	Curtiss-Wright Corp	909,369
32,262	Donaldson Co Inc	2,028,635
3,081	Echo Global Logistics Inc, (2)	100,749
17,011	EMCOR Group Inc	2,037,918

Shares	Description (1)	Value
	Industrials (continued)
14,365	EnerSys	$1,315,547
15,516	ESCO Technologies Inc	1,687,520
37,548	Flowserve Corp	1,488,403
33,243	Franklin Electric Co Inc	2,701,659
23,209	FTI Consulting Inc, (2)	3,222,570
14,200	GATX Corp	1,387,482
37,443	GMS Inc, (2)	1,636,634
41,404	Granite Construction Inc	1,577,492
43,636	Great Lakes Dredge & Dock Corp, (2)	685,085
65,674	Healthcare Services Group Inc	1,966,936
15,140	Herman Miller Inc	628,310
23,965	Hexcel Corp, (2)	1,351,866
1,508	Hub Group Inc, Class A, (2)	99,106
15,222	Hubbell Inc	2,922,776
5,666	Hyster-Yale Materials Handling Inc	458,096
17,317	IAA Inc, (2)	1,087,681
1,061	ICF International Inc	96,615
1,827	IES Holdings Inc, (2)	96,447
1,077	ITT Inc	101,572
4,599	KAR Auction Services Inc, (2)	68,939
4,383	Kelly Services Inc, (2)	109,794
4,975	Knoll Inc	118,902
6,646	Korn Ferry	451,197
2,972	Landstar System Inc	512,016
5,719	Lindsay Corp	948,096
24,223	Luxfer Holdings PLC	535,571
65,343	Macquarie Infrastructure Corp	2,176,575
11,996	ManpowerGroup Inc	1,450,196
26,531	Matthews International Corp., Class A	1,097,853
34,362	Maxar Technologies Inc	1,333,589
21,368	McGrath RentCorp	1,751,749
33,748	Mercury Systems Inc, (2)	2,539,199
15,693	Middleby Corp, (2)	2,845,455
13,551	Montrose Environmental Group Inc, (2)	734,600
3,409	Moog Inc., Class A	295,049
8,888	MSA Safety Inc	1,428,835
14,727	MYR Group Inc, (2)	1,147,233
2,853	Navistar International Corp, (2)	126,245
121,525	Nielsen Holdings PLC	3,117,116
8,854	Oshkosh Corp	1,101,703
56,027	PAE Inc, (2)	502,562

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
134,741	Pitney Bowes Inc	$1,006,515
37,588	Quanta Services Inc	3,632,504
31,677	Raven Industries Inc	1,286,720
65,317	Resideo Technologies Inc, (2)	1,960,163
47,555	Ryder System Inc	3,796,791
20,131	Schneider National Inc	487,774
29,595	SiteOne Landscape Supply Inc, (2)	5,308,751
2,330	SP Plus Corp, (2)	79,989
68,527	Steelcase Inc., Class A	945,673
14,952	Tennant Co	1,179,862
25,959	Tetra Tech Inc	3,313,147
52,433	Toro Co	6,008,822
38,858	Trex Co Inc, (2)	4,196,275
16,508	TriNet Group Inc, (2)	1,299,345
60,656	Triton International Ltd	3,043,111
32,056	TrueBlue Inc, (2)	907,185
361	UniFirst Corp/MA	80,933
15,517	Valmont Industries Inc	3,830,371
1,676	Vectrus Inc, (2)	87,739
19,137	Watts Water Technologies Inc	2,383,513
6,908	Welbilt Inc, (2)	154,325
2,004	Werner Enterprises Inc	92,645
38,305	WESCO International Inc, (2)	3,513,335
150,572	WillScot Mobile Mini Holdings Corp, (2)	4,407,242
18,104	Woodward Inc	2,263,181
	Total Industrials	141,024,865
	Information Technology – 15.5%
22,085	8x8 Inc, (2)	726,376
61,487	ACI Worldwide Inc, (2)	2,322,979
5,736	ADTRAN Inc	98,028
12,275	Altair Engineering Inc, (2)	797,875
30,446	Anaplan Inc, (2)	1,816,104
644	Aspen Technology Inc, (2)	84,261
73,869	Avaya Holdings Corp, (2)	2,125,211
24,314	Avnet Inc	1,067,871
24,022	Badger Meter Inc	2,243,415
7,798	Benchmark Electronics Inc	234,096
10,485	BigCommerce Holdings Inc, (2)	628,471
16,448	Billcom Holdings Inc, (2)	2,543,354
29,511	Blackbaud Inc, (2)	2,098,822
15,860	Blackline Inc, (2)	1,840,712

Shares	Description (1)	Value
	Information Technology (continued)
11,996	Box Inc., Class A, (2)	$255,515
7,819	CDK Global Inc	419,020
23,653	Ciena Corp, (2)	1,193,767
23,457	Cirrus Logic Inc, (2)	1,745,435
692	Coherent Inc, (2)	179,913
69,544	CommScope Holding Co Inc, (2)	1,143,999
1,211	CommVault Systems Inc, (2)	84,177
12,217	Concentrix Corp, (2)	1,898,277
148,596	Conduent Inc, (2)	1,010,453
37,251	Cree Inc, (2)	3,703,494
2,756	CSG Systems International Inc	126,748
8,894	CTS Corp	289,233
29,818	Dolby Laboratories Inc., Class A	3,025,632
202,786	DXC Technology Co, (2)	6,673,687
18,570	Elastic NV, (2)	2,239,913
10,692	ePlus Inc, (2)	1,073,049
29,703	ExlService Holdings Inc, (2)	2,743,963
994	Fabrinet, (2)	85,106
1,074	FARO Technologies Inc, (2)	81,458
52,412	First Solar Inc, (2)	4,011,090
20,906	Five9 Inc, (2)	3,929,701
64,841	Flex Ltd, (2)	1,128,233
38,546	FLIR Systems Inc	2,311,604
12,396	Harmonic Inc, (2)	96,937
51,344	Inseego Corp, (2), (3)	455,935
24,456	Insight Enterprises Inc, (2)	2,454,649
23,697	Itron Inc, (2)	2,131,308
21,653	Kimball Electronics Inc, (2)	498,236
4,282	Knowles Corp, (2)	89,494
54,862	Kulicke & Soffa Industries Inc	3,118,905
1,072	Littelfuse Inc	284,337
19,588	Lumentum Holdings Inc, (2)	1,665,959
10,321	Manhattan Associates Inc, (2)	1,416,454
5,683	Methode Electronics Inc	255,337
26,189	Mimecast Ltd, (2)	1,137,126
8,845	Model N Inc, (2)	351,854
67,276	National Instruments Corp	2,785,899
113,425	NCR Corp, (2)	5,189,194
24,959	New Relic Inc, (2)	1,604,864
5,967	Novanta Inc, (2)	785,914
67,476	Nutanix Inc, (2)	1,824,551

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
43,135	Onto Innovation Inc, (2)	$2,955,610
12,636	OSI Systems Inc, (2)	1,220,259
1,931	PAR Technology Corp, (2), (3)	158,612
9,120	Paylocity Holding Corp, (2)	1,762,349
25,575	Plantronics Inc, (2)	1,022,744
1,075	Plexus Corp, (2)	99,373
12,351	Progress Software Corp	539,245
24,633	PROS Holdings Inc, (2)	1,058,726
1,836	Qualys Inc, (2)	186,097
17,041	Rackspace Technology Inc, (2)	423,810
94,224	Rambus Inc, (2)	1,788,372
1,819	Rapid7 Inc, (2)	147,794
64,581	Ribbon Communications Inc, (2)	435,922
3,381	Rogers Corp, (2)	662,135
231,382	Sabre Corp, (2)	3,466,102
21,965	ScanSource Inc, (2)	664,002
15,478	Silicon Laboratories Inc, (2)	2,181,624
22,023	Smartsheet Inc., Class A, (2)	1,305,964
13,239	Sprout Social Inc., Class A, (2)	877,613
29,875	SPS Commerce Inc, (2)	3,060,395
5,848	SVMK Inc, (2)	105,206
33,029	Sykes Enterprises Inc, (2)	1,447,661
73,417	Teradata Corp, (2)	3,631,939
16,494	TTEC Holdings Inc	1,677,935
21,206	Universal Display Corp	4,743,570
4,963	Viavi Solutions Inc, (2)	81,195
3,470	Vishay Precision Group Inc, (2)	110,624
41,665	Vontier Corp, (2)	1,305,781
34,602	WEX Inc, (2)	7,100,676
7,336	Workiva Inc, (2)	689,584
145,575	Xerox Holdings Corp	3,514,180
31,697	Zuora Inc., Class A, (2)	513,491
	Total Information Technology	133,066,585
	Materials – 5.1%
20,540	AptarGroup Inc	3,097,637
80,665	Avient Corp	4,095,362
17,406	Balchem Corp	2,213,869
1,969	Clearwater Paper Corp, (2)	65,883
81,899	Coeur Mining Inc, (2)	661,744
16,951	Compass Minerals International Inc	1,151,312
29,561	Domtar Corp, (2)	1,165,295

Shares	Description (1)	Value
	Materials (continued)
5,119	Graphic Packaging Holding Co	$94,957
3,255	Greif Inc	194,681
3,456	Greif Inc., Class A	209,122
42,152	HB Fuller Co	2,816,597
21,709	Innospec Inc	2,114,674
18,438	Koppers Holdings Inc, (2)	612,879
49,536	Louisiana-Pacific Corp	3,263,432
18,028	Materion Corp	1,276,563
12,041	Minerals Technologies Inc	940,884
15,078	Myers Industries Inc	340,160
1,652	Neenah Inc	87,837
46,273	Reliance Steel & Aluminum Co	7,418,025
8,662	Royal Gold Inc	968,931
23,584	Schnitzer Steel Industries Inc	1,113,401
9,182	Scotts Miracle-Gro Co	2,122,511
16,452	Stepan Co	2,149,618
26,976	Trinseo SA	1,670,084
138,183	Valvoline Inc	4,338,946
	Total Materials	44,184,404
	Real Estate – 9.5%
4,711	Alexander & Baldwin Inc	86,353
1,992	Apartment Income REIT Corp	89,939
48,658	Armada Hoffler Properties Inc	663,209
20,083	Brandywine Realty Trust	271,723
83,838	Brixmor Property Group Inc	1,872,941
42,744	CatchMark Timber Trust Inc	497,113
10,649	Centerspace	749,583
38,161	City Office REIT Inc	417,100
362,029	Colony Capital Inc, (2)	2,534,203
5,891	Columbia Property Trust Inc	106,097
24,066	CoreSite Realty Corp	2,923,778
4,281	Corporate Office Properties Trust	120,039
2,344	CubeSmart	99,245
31,753	Cushman & Wakefield PLC, (2)	539,801
53,776	CyrusOne Inc	3,916,506
167,200	DiamondRock Hospitality Co, (2)	1,742,224
50,479	Douglas Emmett Inc	1,693,066
71,168	Easterly Government Properties Inc	1,525,130
128,084	Empire State Realty Trust Inc	1,458,877
82,720	Essential Properties Realty Trust Inc	2,166,437
12,019	Federal Realty Investment Trust	1,356,224

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
65,718	First Industrial Realty Trust Inc	$3,270,785
45,086	Five Point Holdings LLC, Class A, (2)	323,717
14,984	Four Corners Property Trust Inc	432,588
94,915	Franklin Street Properties Corp	501,151
1,926	Howard Hughes Corp, (2)	207,892
3,520	Hudson Pacific Properties Inc	98,947
83,795	Independence Realty Trust Inc	1,411,108
5,374	iStar Inc	99,473
105,315	JBG SMITH Properties	3,434,322
8,423	Jones Lang LaSalle Inc, (2)	1,582,766
87,681	Kennedy-Wilson Holdings Inc	1,801,845
40,834	Kilroy Realty Corp	2,798,762
131,959	Kimco Realty Corp	2,771,139
2,757	Life Storage Inc	264,837
98,066	Macerich Co	1,352,330
20,987	Marcus & Millichap Inc, (2)	741,261
99,079	MGM Growth Properties LLC	3,568,826
52,612	Outfront Media Inc, (2)	1,282,154
153,670	Park Hotels & Resorts Inc, (2)	3,428,378
31,559	Physicians Realty Trust	591,100
66,692	Piedmont Office Realty Trust Inc	1,241,805
59,006	PotlatchDeltic Corp	3,502,596
30,229	QTS Realty Trust Inc., Class A	2,009,926
117,277	Rayonier Inc	4,254,810
60,759	Realogy Holdings Corp, (2)	1,049,915
45,836	Rexford Industrial Realty Inc	2,546,190
58,738	RLJ Lodging Trust	948,031
13,196	RMR Group Inc	522,298
8,790	SITE Centers Corp	129,652
28,569	SL Green Realty Corp	2,114,392
15,507	St Joe Co	710,065
181,410	Sunstone Hotel Investors Inc, (2)	2,387,356
81,833	Tanger Factory Outlet Centers Inc	1,427,986
6,612	Tejon Ranch Co, (2)	104,602
145,601	Uniti Group Inc	1,659,851
36,976	Washington Real Estate Investment Trust	858,583
99,242	Xenia Hotels & Resorts Inc, (2)	1,928,272
	Total Real Estate	82,189,299
	Utilities – 1.6%
20,007	American States Water Co	1,584,354
61,227	NextEra Energy Partners LP	4,564,473

Shares	Description (1)	Value
	Utilities (continued)
33,989	Ormat Technologies Inc	$2,460,804
49,544	Southwest Gas Holdings Inc	3,454,208
45,083	Sunnova Energy International Inc, (2)	1,592,331
	Total Utilities	13,656,170
	Total Long-Term Investments (cost $671,036,220)	859,523,634

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.4%
	MONEY MARKET FUNDS – 0.4%
2,874,822	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.020% (6)	$ 2,874,822
	Total Investments Purchased with Collateral from Securities Lending (cost $2,874,822)		2,874,822

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$ 150	Federal Agricultural Mortgage Corp Discount Notes	0.000%	5/03/21	N/R	$150,000
1,000	Federal Home Loan Bank Discount Notes	0.000%	5/19/21	N/R	999,998
	Total Short-Term Investments (cost $1,149,998)				1,149,998
	Total Investments (cost $675,061,040) – 100.4%				863,548,454
	Other Assets Less Liabilities – (0.4)%				(3,042,534)
	Net Assets – 100%				$ 860,505,920
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,737,616.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.
(6)	The rate shown is the one-day yield as of the end of the reporting period.
(7)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

Statement of Assets and Liabilities
April 30, 2021
	NUEM	NUDM	NULC	NULG	NULV	NUMG	NUMV	NUSC
Assets
Long-term investments, at value (cost $72,898,741, $99,729,072, $17,488,033, $525,431,770, $767,165,728, $242,111,083, $163,910,173 and $671,036,220, respectively)(1)	$92,112,229	$113,458,291	$23,272,010	$658,956,334	$915,447,171	$305,195,122	$217,401,875	$859,523,634
Investment purchased with collateral from securities lending (at cost, which approximates value)	—	—	21,248	3,319,348	—	—	—	2,874,822
Short-term investments, at value (cost approximates value)	257,000	226,000	—	1,084,000	914,000	300,000	173,000	1,149,998
Cash	1,493	1,784	41,457	666	6,653	99,793	29,691	—
Cash denominated in foreign currencies (cost $1,465, $55,828, $—, $—, $—, $—, $—and $—, respectively)	1,467	55,515	—	—	—	—	—	—
Receivable for:
Capital Gains Tax Refund	22,126	—	—	—	—	—	—	—
Dividends	109,321	354,789	26,025	207,956	1,828,119	59,686	254,136	140,047
Reclaims	182	139,018	490	7,937	13,147	—	—	—
Securities lending income	10,127	5	33	4,232	2	—	—	26,534
Shares sold	—	—	—	—	3,754,490	—	—	—
Other Assets	514	—	—	2,081	4,704	323	—	2,679
Total assets	92,514,459	114,235,402	23,361,263	663,582,554	921,968,286	305,654,924	217,858,702	863,717,714
Liabilities
Cash overdraft	—	—	—	—	—	—	—	31,170
Payable for:
Capital gains tax	111,959	—	—	—	—	—	—	—
Collateral from securities lending program	—	—	21,248	3,319,348	—	—	—	2,874,822
Investments purchased - regular settlement	384	—	—	—	3,745,892	—	—	—
Accrued expenses:
Management fees	35,827	37,906	4,060	197,848	273,023	105,429	72,342	291,052
Professional fees	869	964	230	5,937	8,046	3,105	1,836	6,823
Trustees fees	914	1,109	289	5,608	8,777	3,545	2,114	6,513
Other	—	—	—	1,343	1,929	—	—	1,414
Total liabilities	149,953	39,979	25,827	3,530,084	4,037,667	112,079	76,292	3,211,794
Net assets	$92,364,506	$114,195,423	$23,335,436	$660,052,470	$917,930,619	$305,542,845	$217,782,410	$860,505,920
Shares outstanding	2,600,000	3,700,000	600,000	10,750,000	24,600,000	5,800,000	6,000,000	19,300,000
Net asset value ("NAV") per share	$ 35.52	$ 30.86	$ 38.89	$ 61.40	$ 37.31	$ 52.68	$ 36.30	$ 44.59
Net assets consist of:
Capital paid-in	$79,612,283	$102,051,522	$16,937,953	$506,034,828	$745,579,597	$219,979,340	$162,944,878	$635,991,362
Total distributable earnings	12,752,223	12,143,901	6,397,483	154,017,642	172,351,022	85,563,505	54,837,532	224,514,558
Net assets	$92,364,506	$114,195,423	$23,335,436	$660,052,470	$917,930,619	$305,542,845	$217,782,410	$860,505,920
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01

(1)	Includes securities loaned of $20,586, $3,215,957 and $2,737,616 for NULC, NULG and NUSC, respectively.
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended April 30, 2021
	NUEM	NUDM	NULC	NULG	NULV	NUMG	NUMV	NUSC
Investment Income
Investment Income	$ 608,455	$ 1,294,339	$ 150,115	$ 1,218,902	$ 9,189,061	$ 452,072	$ 1,399,193	$ 4,086,863
Securities lending income, net	10,127	9	33	4,232	30,589	—	1,232	54,289
Foreign tax withheld on dividend income	(80,236)	(110,513)	—	—	—	—	—	(5,220)
Total investment income	538,346	1,183,835	150,148	1,223,134	9,219,650	452,072	1,400,425	4,135,932
Expenses
Management fees	173,547	174,964	20,592	905,155	1,275,227	523,252	333,106	1,268,930
Professional fees	853	945	225	5,836	7,895	3,048	1,801	6,713
Trustees fees	913	1,107	288	6,105	9,552	3,548	2,116	7,078
Other	82	—	—	—	—	—	—	—
Total expenses	175,395	177,016	21,105	917,096	1,292,674	529,848	337,023	1,282,721
Net investment income (loss)	362,951	1,006,819	129,043	306,038	7,926,976	(77,776)	1,063,402	2,853,211
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency and foreign currency	2,629,935	2,639,004	537,957	12,286,881	14,436,216	19,030,117	6,526,261	36,655,599
In-kind redemptions	—	—	—	8,159,690	11,096,983	3,709,342	—	1,716,397
Change in net unrealized appreciation (depreciation) of investments and foreign currency	10,091,504	15,030,738	4,526,857	89,207,151	157,129,465	35,023,692	48,999,008	156,637,548
Net realized and unrealized gain (loss)	12,721,439	17,669,742	5,064,814	109,653,722	182,662,664	57,763,151	55,525,269	195,009,544
Net increase (decrease) in net assets from operations	$13,084,390	$18,676,561	$5,193,857	$109,959,760	$190,589,640	$57,685,375	$56,588,671	$197,862,755
See accompanying notes to financial statements.

Statement of Changes in Net Assets
	NUEM		NUDM
	Unaudited Six Months Ended 4/30/21	Year Ended 10/31/20	Unaudited Six Months Ended 4/30/21	Year Ended 10/31/20
Operations
Net investment income (loss)	$ 362,951	$ 763,309	$ 1,006,819	$ 1,156,154
Net realized gain (loss) from:
Investments and foreign currency	2,629,935	(5,403,584)	2,639,004	(2,030,056)
In-kind redemptions	—	(293,179)	—	1,935,815
Change in net unrealized appreciation (depreciation) of investments and foreign currency	10,091,504	8,514,368	15,030,738	(5,058,657)
Net increase (decrease) in net assets from operations	13,084,390	3,580,914	18,676,561	(3,996,744)
Distributions to Shareholders
Dividends	(843,800)	(1,191,300)	(1,159,650)	(1,843,400)
Decrease in net assets from distributions to shareholders	(843,800)	(1,191,300)	(1,159,650)	(1,843,400)
Fund Share Transactions
Proceeds from shares sold	33,428,504	11,165,263	43,158,455	19,293,749
Cost of shares redeemed	—	(23,113,970)	—	(26,786,180)
Net increase (decrease) in net assets from Fund share transactions	33,428,504	(11,948,707)	43,158,455	(7,492,431)
Net increase (decrease) in net assets	45,669,094	(9,559,093)	60,675,366	(13,332,575)
Net assets at the beginning of period	46,695,412	56,254,505	53,520,057	66,852,632
Net assets at the end of period	$92,364,506	$ 46,695,412	$114,195,423	$ 53,520,057

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)
	NULC		NULG
	Unaudited Six Months Ended 4/30/21	Year Ended 10/31/20	Unaudited Six Months Ended 4/30/21	Year Ended 10/31/20
Operations
Net investment income (loss)	$ 129,043	$ 255,435	$ 306,038	$ 852,764
Net realized gain (loss) from:
Investments and foreign currency	537,957	509,675	12,286,881	10,491,776
In-kind redemptions	—	85,192	8,159,690	9,595,121
Change in net unrealized appreciation (depreciation) of investments and foreign currency	4,526,857	671,696	89,207,151	39,445,744
Net increase (decrease) in net assets from operations	5,193,857	1,521,998	109,959,760	60,385,405
Distributions to Shareholders
Dividends	(781,000)	(91,800)	(11,336,250)	(1,371,300)
Decrease in net assets from distributions to shareholders	(781,000)	(91,800)	(11,336,250)	(1,371,300)
Fund Share Transactions
Proceeds from shares sold	1,843,520	13,875,505	240,144,615	240,116,860
Cost of shares redeemed	—	(6,630,100)	(23,418,585)	(38,217,265)
Net increase (decrease) in net assets from Fund share transactions	1,843,520	7,245,405	216,726,030	201,899,595
Net increase (decrease) in net assets	6,256,377	8,675,603	315,349,540	260,913,700
Net assets at the beginning of period	17,079,059	8,403,456	344,702,930	83,789,230
Net assets at the end of period	$23,335,436	$17,079,059	$660,052,470	$344,702,930

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)
	NULV		NUMG
	Unaudited Six Months Ended 4/30/21	Year Ended 10/31/20	Unaudited Six Months Ended 4/30/21	Year Ended 10/31/20
Operations
Net investment income (loss)	$ 7,926,976	$ 7,466,383	$ (77,776)	$ 84,917
Net realized gain (loss) from:
Investments and foreign currency	14,436,216	(6,207,055)	19,030,117	9,721,815
In-kind redemptions	11,096,983	2,086,040	3,709,342	1,601,784
Change in net unrealized appreciation (depreciation) of investments and foreign currency	157,129,465	(13,711,403)	35,023,692	24,595,440
Net increase (decrease) in net assets from operations	190,589,640	(10,366,035)	57,685,375	36,003,956
Distributions to Shareholders
Dividends	(9,383,400)	(1,925,600)	(9,360,450)	(158,565)
Decrease in net assets from distributions to shareholders	(9,383,400)	(1,925,600)	(9,360,450)	(158,565)
Fund Share Transactions
Proceeds from shares sold	244,511,600	466,973,250	74,129,900	114,305,485
Cost of shares redeemed	(43,015,010)	(14,023,180)	(10,127,755)	(10,156,730)
Net increase (decrease) in net assets from Fund share transactions	201,496,590	452,950,070	64,002,145	104,148,755
Net increase (decrease) in net assets	382,702,830	440,658,435	112,327,070	139,994,146
Net assets at the beginning of period	535,227,789	94,569,354	193,215,775	53,221,629
Net assets at the end of period	$917,930,619	$535,227,789	$305,542,845	$193,215,775

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)
	NUMV		NUSC
	Unaudited Six Months Ended 4/30/21	Year Ended 10/31/20	Unaudited Six Months Ended 4/30/21	Year Ended 10/31/20
Operations
Net investment income (loss)	$ 1,063,402	$ 1,808,660	$ 2,853,211	$ 2,446,835
Net realized gain (loss) from:
Investments and foreign currency	6,526,261	(4,217,352)	36,655,599	(622,903)
In-kind redemptions	—	2,303,883	1,716,397	3,150,948
Change in net unrealized appreciation (depreciation) of investments and foreign currency	48,999,008	1,901,527	156,637,548	27,550,720
Net increase (decrease) in net assets from operations	56,588,671	1,796,718	197,862,755	32,525,600
Distributions to Shareholders
Dividends	(2,019,540)	(1,230,460)	(2,657,985)	(1,786,255)
Decrease in net assets from distributions to shareholders	(2,019,540)	(1,230,460)	(2,657,985)	(1,786,255)
Fund Share Transactions
Proceeds from shares sold	43,972,355	79,612,400	299,496,039	179,693,885
Cost of shares redeemed	—	(15,510,375)	(3,828,860)	(8,314,620)
Net increase (decrease) in net assets from Fund share transactions	43,972,355	64,102,025	295,667,179	171,379,265
Net increase (decrease) in net assets	98,541,486	64,668,283	490,871,949	202,118,610
Net assets at the beginning of period	119,240,924	54,572,641	369,633,971	167,515,361
Net assets at the end of period	$217,782,410	$119,240,924	$860,505,920	$369,633,971
See accompanying notes to financial statements.

Financial Highlights
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Year Ended October 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Market Price
NUEM
2021(d)	$29.18	$0.16	$ 6.60	$ 6.76	$(0.42)	$ —	$(0.42)	$35.52	$35.59
2020	25.57	0.40	3.75	4.15	(0.54)	—	(0.54)	29.18	29.37
2019	23.78	0.58	1.70	2.28	(0.49)	—	(0.49)	25.57	25.71
2018	27.69	0.59	(4.31)	(3.72)	(0.18)	(0.01)	(0.19)	23.78	23.92
2017(e)	24.95	0.20	2.54	2.74	—	—	—	27.69	28.05
NUDM
2021(d)	24.33	0.34	6.62	6.96	(0.43)	—	(0.43)	30.86	30.93
2020	26.74	0.54	(2.03)	(1.49)	(0.92)	—	(0.92)	24.33	24.50
2019	24.10	0.75	2.44	3.19	(0.55)	—	(0.55)	26.74	26.86
2018	26.39	0.71	(2.87)	(2.16)	(0.12)	(0.01)	(0.13)	24.10	24.12
2017(e)	24.88	0.17	1.34	1.51	—	—	—	26.39	26.57
NULC
2021(d)	31.05	0.23	9.03	9.26	(0.48)	(0.94)	(1.42)	38.89	38.93
2020	28.01	0.53	2.74	3.27	(0.21)	(0.02)	(0.23)	31.05	30.95
2019(f)	24.96	0.19	2.86	3.05	—	—	—	28.01	27.99
NULG
2021(d)	49.60	0.03	13.28	13.31	(0.11)	(1.40)	(1.51)	61.40	61.41
2020	38.97	0.18	10.91	11.09	(0.20)	(0.26)	(0.46)	49.60	49.54
2019	33.84	0.29	5.96	6.25	(0.24)	(0.88)	(1.12)	38.97	39.00
2018	30.47	0.25	3.31	3.56	(0.09)	(0.10)	(0.19)	33.84	33.87
2017(g)	25.21	0.24	5.02	5.26	—	—	—	30.47	30.53

		Ratios/Supplemental Data
Total Return			Ratios to Average Net Assets
Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

23.27%	22.71%	$ 92,365	0.45%*	0.94%*	33%
16.41	16.47	46,695	0.45	1.56	81
9.68	9.70	56,255	0.45	2.30	53
(13.55)	(14.18)	35,676	0.45	2.12	65
11.03	12.42	24,917	0.45*	1.86*	13

28.74	28.09	114,195	0.40*	2.30*	36
(5.91)	(5.67)	53,520	0.40	2.17	66
13.71	14.10	66,853	0.40	3.03	57
(8.25)	(8.79)	43,384	0.40	2.71	56
6.07	6.78	23,755	0.40*	1.65*	9

30.38	30.93	23,335	0.20*	1.25*	24
11.71	11.43	17,079	0.20	1.81	61
12.22	12.14	8,403	0.20*	1.75*	9

27.14	27.31	660,052	0.35*	0.12*	27
28.66	28.42	344,703	0.35	0.39	86
19.57	19.53	83,789	0.35	0.82	61
11.70	11.61	59,212	0.35	0.73	65
20.88	21.10	24,380	0.35*	0.98*	30
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Investment Transactions) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 5 - Fund Shares).
(d)	Unaudited. For the six months ended April 30, 2021.
(e)	For the period June 6, 2017 (commencement of operations) through October 31, 2017.
(f)	For the period June 3, 2019 (commencement of operations) through October 31, 2019.
(g)	For the period December 13, 2016 (commencement of operations) through October 31, 2017.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Year Ended October 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Market Price
NULV
2021(d)	$28.62	$ 0.37	$ 8.79	$ 9.16	$(0.47)	$ —	$(0.47)	$37.31	$37.34
2020	31.52	0.77	(3.19)	(2.42)	(0.48)	—	(0.48)	28.62	28.65
2019	28.75	0.74	3.00	3.74	(0.57)	(0.40)	(0.97)	31.52	31.52
2018	27.83	0.71	0.56	1.27	(0.27)	(0.08)	(0.35)	28.75	28.80
2017(e)	25.09	0.53	2.21	2.74	—	—	—	27.83	27.88
NUMG
2021(d)	42.94	(0.01)	11.64	11.63	(0.02)	(1.87)	(1.89)	52.68	52.68
2020	33.26	0.03	9.75	9.78	(0.10)	—	(0.10)	42.94	42.83
2019	29.93	0.06	4.62	4.68	(0.06)	(1.29)	(1.35)	33.26	33.32
2018	28.44	0.07	1.58	1.65	(0.04)	(0.12)	(0.16)	29.93	30.12
2017(e)	25.10	0.09	3.25	3.34	—	—	—	28.44	28.46
NUMV
2021(d)	25.64	0.20	10.88	11.08	(0.42)	—	(0.42)	36.30	36.28
2020	29.50	0.57	(3.71)	(3.14)	(0.72)	—	(0.72)	25.64	25.67
2019	27.04	0.64	2.78	3.42	(0.62)	(0.34)	(0.96)	29.50	29.57
2018	27.00	0.65	(0.38)	0.27	(0.19)	(0.04)	(0.23)	27.04	27.09
2017(e)	25.04	0.48	1.48	1.96	—	—	—	27.00	27.01
NUSC
2021(d)	30.68	0.55	13.78	14.33	(0.42)	—	(0.42)	44.59	44.61
2020	29.65	0.28	1.03	1.31	(0.28)	—	(0.28)	30.68	30.74
2019	28.23	0.34	2.06	2.40	(0.27)	(0.71)	(0.98)	29.65	29.70
2018	27.84	0.35	0.30	0.65	(0.18)	(0.08)	(0.26)	28.23	28.27
2017(e)	25.01	0.27	2.56	2.83	—	—	—	27.84	27.89

		Ratios/Supplemental Data
Total Return			Ratios to Average Net Assets
Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

32.23%	32.19%	$917,931	0.35%*	2.17%*	29%
(7.87)	(7.78)	535,228	0.35	2.63	38
13.80	13.59	94,569	0.35	2.51	66
4.57	4.56	45,995	0.35	2.46	59
10.90	11.11	27,828	0.35*	2.30*	33

27.42	27.72	305,543	0.40*	(0.06)*	35
29.43	28.90	193,216	0.40	0.08	94
16.93	16.41	53,222	0.40	0.19	67
5.84	6.41	49,388	0.40	0.23	60
13.30	13.38	21,330	0.40*	0.38*	53

43.51	43.29	217,782	0.40*	1.28*	31
(10.98)	(11.11)	119,241	0.40	2.25	72
13.51	13.57	54,573	0.40	2.31	70
0.97	1.13	47,318	0.40	2.30	69
7.82	7.86	22,951	0.40*	2.12*	46

46.10	45.87	860,506	0.40*	0.90*	8
4.40	4.44	369,634	0.40	0.98	54
9.24	9.26	167,515	0.40	1.17	32
2.32	2.30	80,447	0.40	1.17	54
11.34	11.54	30,629	0.40*	1.17*	36

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Investment Transactions) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 5 - Fund Shares).
(d)	Unaudited. For the six months ended April 30, 2021.
(e)	For the period December 13, 2016 (commencement of operations) through October 31, 2017.
*	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
The Nushares ETF Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of Nuveen ESG Emerging Markets Equity ETF (NUEM), Nuveen ESG International Developed Markets Equity ETF (NUDM), Nuveen ESG Large-Cap ETF (NULC), Nuveen ESG Large-Cap Growth ETF (NULG), Nuveen ESG Large-Cap Value ETF (NULV), Nuveen ESG Mid-Cap Growth ETF (NUMG), Nuveen ESG Mid-Cap Value ETF (NUMV) and Nuveen ESG Small-Cap ETF (NUSC) (each a "Fund" and collectively, the "Funds"), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the "Exchange").
The end of the reporting period for the Funds is April 30, 2021 and the period covered by these Notes to Financial Statements is the six months ended April 30, 2021 (the “current fiscal period”).
Investment Adviser and Sub-Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America ("TIAA"). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Teachers Advisors, LLC (the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds' normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign Currency Transactions
As of the end of the reporting period, the following Funds’ investments in non-U.S. securities were as follows:
NUEM	Value	% of Net Assets
Country:
China	$34,442,221	37.3%
Taiwan	14,082,392	15.2
South Korea	11,881,627	12.9
India	9,330,837	10.1
Brazil	4,055,924	4.4
South Africa	3,646,378	4.0
Saudi Arabia	2,799,889	3.0
Thailand	1,627,296	1.8
Mexico	1,524,592	1.7
Malaysia	1,495,633	1.6
Other	7,139,268	7.6
Total non-U.S. securities	$92,026,057	99.6%

NUDM	Value	% of Net Assets
Country:
Japan	$ 26,578,015	23.3%
United Kingdom	15,941,753	14.0
France	11,278,911	9.9
Switzerland	10,978,819	9.6
Germany	10,314,952	9.0
Australia	8,164,657	7.1
Netherlands	3,766,669	3.3
Italy	3,275,317	2.9
Sweden	3,239,226	2.8
Hong Kong	2,725,204	2.4
Other	16,343,388	14.4
Total non-U.S. securities	$112,606,911	98.7%
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at each prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of "Net realized gain (loss) from investments and foreign currency" on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Unaudited) (continued)
Investments and Investment Income
Securities transactions are accounted for as of the end of trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 will become effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3.  Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing service (“pricing service”) and are generally classified as Level 1 or 2.

Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
NUEM	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$89,293,122	$1,600,922**	$1,218,185***	$92,112,229
Common Stock Rights	—	—	—****	—****
Short-Term Investments:
U.S. Government and Agency Obligations	—	257,000	—	257,000
Total	$89,293,122	$1,857,922	$1,218,185	$92,369,229

NUDM	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$113,103,145	$ —	$354,946***	$113,458,091
Warrants	200	—	—	200
Short-Term Investments:
U.S. Government and Agency Obligations	—	226,000	—	226,000
Total	$113,103,345	$226,000	$354,946	$113,684,291

NULC	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$23,272,010	$ —	$ —	$23,272,010
Investments Purchased with Collateral from Securities Lending	21,248	—	—	21,248
Total	$23,293,258	$ —	$ —	$23,293,258

NULG	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$658,956,334	$ —	$ —	$658,956,334
Investments Purchased with Collateral from Securities Lending	3,319,348	—	—	3,319,348
Short-Term Investments:
U.S. Government and Agency Obligations	—	1,084,000	—	1,084,000
Total	$662,275,682	$1,084,000	$ —	$663,359,682

NULV	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$915,447,171	$ —	$ —	$915,447,171
Short-Term Investments:
U.S. Government and Agency Obligations	—	914,000	—	914,000
Total	$915,447,171	$914,000	$ —	$916,361,171

Notes to Financial Statements (Unaudited) (continued)
NUMG	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$305,195,122	$ —	$ —	$305,195,122
Short-Term Investments:
U.S. Government and Agency Obligations	—	300,000	—	300,000
Total	$305,195,122	$300,000	$ —	$305,495,122

NUMV	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$217,401,875	$ —	$ —	$217,401,875
Short-Term Investments:
U.S. Government and Agency Obligations	—	173,000	—	173,000
Total	$217,401,875	$173,000	$ —	$217,574,875

NUSC	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$859,503,207	$ —	$20,427***	$859,523,634
Investments Purchased with Collateral from Securities Lending	2,874,822	—	—	2,874,822
Short-Term Investments:
U.S. Government and Agency Obligations	—	1,149,998	—	1,149,998
Total	$862,378,029	$1,149,998	$20,427	$863,548,454

*	Refer to the Fund's Portfolio of Investments for industry classifications.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 2.
***	Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
****	Refer to the Fund's Portfolio of Investments for securities classified as Level 3. Value equals zero as of the end of the reporting period.
The following is a reconciliation of the Funds' Level 3 investments held at the beginning and end of the measurement period:
	NUEM		NUDM	NUSC
	Level 3		Level 3	Level 3
	Common Stocks	Rights	Common Stocks	Common Stocks
Balance at the beginning of period	$ 643	$ – ****	$ 5,820	$20,427
Gains (losses):
Net realized gains (losses)	–	–	–	–
Change in net unrealized appreciation (depreciation)	21	–	4,309	–
Purchases at cost	–	–	5,187	–
Sales at proceeds	–	–	–	–
Net discounts (premiums)	–	–	–	–
Transfers into	1,217,521	–	354,941	–
Transfers (out of)	–	–	(15,311)	–
Balance at the end of period	$1,218,185	$ –	$354,946	$20,427
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$ 485,775	$ –	$ 18,267	$ –
****    Refer to the Fund’s Portfolio of Investments for securities classified as Level 3. Value equals zero as of the end of the reporting period.
The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
NUEM
Common Stocks	$ —	$(1,217,521)	$ —	$ —	$1,217,521	$ —

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
NUDM
Common Stocks	$15,311	$(354,941)	$ —	$ —	$354,941	$(15,311)
4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Securities Lending
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statements of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Fund	Asset Class out on Loan	Long-Term Investments, at Value	Total Collateral Received
NULC	Common Stocks	$ 20,586	$ 21,248
NULG	Common Stocks	$3,215,957	$3,319,348
NUSC	Common Stocks	$2,737,616	$2,874,822
Investment Transactions
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
	NUEM	NUDM	NULC	NULG	NULV	NUMG	NUMV	NUSC
Purchases	$50,758,300	$31,986,854	$4,820,712	$137,148,916	$208,649,313	$89,684,886	$51,622,944	$171,874,615
Sales	24,851,721	30,778,545	5,485,827	148,369,887	209,880,854	99,001,914	52,237,964	171,336,865
In-kind transactions during the current fiscal period were as follows:
	NUEM	NUDM	NULC	NULG	NULV	NUMG	NUMV	NUSC
In-kind purchases	$6,718,051	$41,283,047	$1,841,176	$239,788,234	$243,865,874	$73,882,598	$43,909,085	$298,732,617
In-kind sales	—	—	—	23,387,118	42,895,802	10,114,777	—	3,818,928
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (continued)
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although each Fund is authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5.  Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior fiscal period were as follows:
	NUEM				NUDM
	Six Months Ended 4/30/21		Year Ended 10/31/20		Six Months Ended 4/30/21		Year Ended 10/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,000,000	$33,428,504	500,000	$ 11,165,263	1,500,000	$43,158,455	800,000	$ 19,293,749
Shares redeemed	—	—	(1,100,000)	(23,113,970)	—	—	(1,100,000)	(26,786,180)
Net increase (decrease)	1,000,000	$33,428,504	(600,000)	$(11,948,707)	1,500,000	$43,158,455	(300,000)	$ (7,492,431)

	NULC				NULG
	Six Months Ended 4/30/21		Year Ended 10/31/20		Six Months Ended 4/30/21		Year Ended 10/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,843,520	500,000	$13,875,505	4,200,000	$240,144,615	5,650,000	$240,116,860
Shares redeemed	—	—	(250,000)	(6,630,100)	(400,000)	(23,418,585)	(850,000)	(38,217,265)
Net increase (decrease)	50,000	$1,843,520	250,000	$ 7,245,405	3,800,000	$216,726,030	4,800,000	$201,899,595

	NULV				NUMG
	Six Months Ended 4/30/21		Year Ended 10/31/20		Six Months Ended 4/30/21		Year Ended 10/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,150,000	$244,511,600	16,200,000	$466,973,250	1,500,000	$ 74,129,900	3,200,000	$114,305,485
Shares redeemed	(1,250,000)	(43,015,010)	(500,000)	(14,023,180)	(200,000)	(10,127,755)	(300,000)	(10,156,730)
Net increase (decrease)	5,900,000	$201,496,590	15,700,000	$452,950,070	1,300,000	$ 64,002,145	2,900,000	$104,148,755

	NUMV				NUSC
	Six Months Ended 4/30/21		Year Ended 10/31/20		Six Months Ended 4/30/21		Year Ended 10/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,350,000	$43,972,355	3,350,000	$ 79,612,400	7,350,000	$299,496,039	6,700,000	$179,693,885
Shares redeemed	—	—	(550,000)	(15,510,375)	(100,000)	(3,828,860)	(300,000)	(8,314,620)
Net increase (decrease)	1,350,000	$43,972,355	2,800,000	$ 64,102,025	7,250,000	$295,667,179	6,400,000	$171,379,265
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2021.
	NUEM	NUDM	NULC	NULG	NULV	NUMG	NUMV	NUSC
Tax cost of investments	$74,902,407	$100,268,792	$17,515,974	$529,916,864	$769,046,883	$242,505,078	$164,504,938	$675,920,779
Gross unrealized:
Appreciation	$20,690,482	$ 14,994,925	$ 5,862,633	$137,940,742	$151,106,594	$ 65,915,059	$ 53,920,573	$200,013,102
Depreciation	(3,223,660)	(1,579,426)	(85,349)	(4,497,924)	(3,792,306)	(2,925,015)	(850,636)	(12,385,427)
Net unrealized appreciation (depreciation) of investments	$17,466,822	$ 13,415,499	$ 5,777,284	$133,442,818	$147,314,288	$ 62,990,044	$ 53,069,937	$187,627,675
Permanent differences, primarily due to foreign currency transactions, redemption in-kind, capital gain tax expense, REIT adjustments, and investments in passive foreign investment companies, resulted in reclassifications among the Funds' components of net assets as of October 31, 2020, the Funds' last tax year end.
The tax components of undistributed net ordinary income and net long-term capital gains as of October 31, 2020, the Funds' last tax year end, were as follows:
	NUEM	NUDM	NULC	NULG	NULV	NUMG	NUMV	NUSC
Undistributed net ordinary income[1]	$651,107	$1,022,566	$723,010	$10,578,653	$6,756,817	$7,417,156	$1,462,023	$1,413,997
Undistributed net long-term capital gains	—	—	11,185	579,812	—	1,855,072	—	—

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

Notes to Financial Statements (Unaudited) (continued)
The tax character of distributions paid during the Funds' last tax year ended October 31, 2020 was designated for purposes of the dividends paid deduction as follows:
	NUEM	NUDM	NULC	NULG	NULV	NUMG	NUMV	NUSC
Distributions from net ordinary income[1]	$1,191,300	$1,843,400	$91,799	$586,800	$1,925,600	$158,565	$1,230,460	$1,786,255
Distributions from net long-term capital gains	—	—	1	784,500	—	—	—	—

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
As of October 31, 2020, the Funds’ last tax year end, the following Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	NUEM	NUDM	NULV	NUMV	NUSC
Not subject to expiration:
Short-term	$3,957,661	$1,441,018	$3,730,030	$3,145,654	$1,797,501
Long-term	3,525,154	3,346,073	2,068,025	2,167,495	1,451,749
Total	$7,482,815	$4,787,091	$5,798,055	$5,313,149	$3,249,250
During the Funds' last tax year ended October 31, 2020, NUMG utilized $472,279 of its capital loss carryforward.
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund's management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees' counsel fees), certain compensation expenses of the Funds' chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Fund	Management Fee
NUEM	0.45%
NUDM	0.40
NULC	0.20
NULG	0.35
NULV	0.35
NUMG	0.40
NUMV	0.40
NUSC	0.40
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the last sales price or other current market price without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
As of the end of the reporting period, the percentage of Funds shares owned by TIAA are as follows:
NULC
TIAA owned shares	32%

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Adminstrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan, Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004

The tables below show the number and percentage of days during the current fiscal period that each Fund's market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund's listing exchange, as of the time that the Fund's NAV is calculated (normally 4:00 p.m. Eastern Time).
	NUEM		NUDM
Six Months Ended April 30, 2021	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
1.01% to 3.00%	46	37.1%	19	14.7%
0.51% to 1.00%	47	37.9%	60	40.5%
0.26% to 0.50%	12	9.7%	23	15.9%
0.00 to 0.25%	11	8.9%	8	11.5%
(0.01)% to (0.25)%	3	2.4%	8	5.9%
(0.26)% to (0.50)%	1	0.8%	4	2.4%
(0.51)% to (1.00)%	3	2.4%	2	4.0%
(1.01)% to (3.00)%	1	0.8%	-	-
	124	100%	124	100%

	NULC			NULG			NULV
Six Months Ended April 30, 2021	Number of Days	% of Total Days	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
0.26% to 0.50%	–	–	1	0.8%	-	-
0.00% to 0.25%	99	79.8%	107	86.3%	121	97.6%
(0.01)% to (0.25)%	25	20.2%	36	12.9%	3	2.4%
	124	100%	124	100%	124	100%

	NUMG			NUMV			NUSC
Six Months Ended April 30, 2021	Number of Days	% of Total Days	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
0.00% to 0.25%	114	91.9%	123	99.2%	116	93.5%
(0.01)% to (0.25)%	10	8.1%	1	0.8%	8	6.5%
	124	100%	124	100%	124	100%
Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.

Additional Fund Information (Unaudited) (continued)

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request by calling Nuveen toll-free at (800) 257-8787 or Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
MSCI EAFE Index: The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI Emerging Markets Index: An unmanaged index considered representative of stocks of developing countries. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Index: An index designed to measure the performance of the large and mid cap segments of the U.S. market. With 637 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the U.S. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Growth Index: An index designed to measure the performance of large and mid cap securities exhibiting overall growth style characteristics in the U.S. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Mid Cap Growth Index: An index designed to measure the performance of mid cap securities exhibiting overall growth style characteristics in the U.S. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Mid Cap Value Index: An index designed to measure the performance of mid cap U.S. securities exhibiting overall value style characteristics. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Small Cap Index: An index designed to measure the performance of the small cap segment of the U.S. equity market. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Value Index: An index designed to measure the performance of large and mid cap U.S. securities exhibiting overall value style characteristics. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Glossary of Terms Used in this Report (continued)
TIAA ESG Emerging Markets Equity Index: A custom index that is owned and calculated by MSCI Inc., based on the MSCI Emerging Markets Index, and aims to increase exposure to positive environmental, social and governance (ESG) factors and exhibit lower carbon exposure as compared to the MSCI Emerging Markets Index. The Nuveen ESG Emerging Markets Equity ETF (“Fund”) is not sponsored, endorsed, issued, sold or promoted by or affiliated with MSCI Inc. MSCI Inc. does not make any representation regarding the advisability of investing in the Fund. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
TIAA ESG International Developed Markets Equity Index: A custom index that is owned and calculated by MSCI Inc., based on the MSCI EAFE Index, and aims to increase exposure to positive environmental, social and governance (ESG) factors and exhibit lower carbon exposure as compared to the MSCI EAFE Index. The Nuveen ESG International Developed Markets Equity ETF (“Fund”) is not sponsored, endorsed, issued, sold or promoted by or affiliated with MSCI Inc. MSCI Inc. does not make any representation regarding the advisability of investing in the Fund. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
TIAA ESG USA Large-Cap Index: A custom index that is primarily composed of equity securities issued by large capitalization companies listed on U.S. exchanges. The Index uses a rules-based methodology that seeks to provide investment exposure that generally replicates that of large-cap benchmarks through a portfolio of securities that adhere to predetermined ESG, controversial business involvement and low-carbon screening criteria. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Large-Cap Growth Index: Based on the MSCI USA Growth index, its parent index, which captures large cap securities exhibiting overall growth style characteristics in the U.S. The TIAA ESG USA Large-Cap Growth Index is designed to represent the performance of a TIAA strategy that aims to increase the Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Parent Index. The index also aims to minimize the tracking error relative to the Parent Index through an optimization process. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Large-Cap Value Index: Based on the MSCI USA Value index, its parent index, which captures large-cap U.S. securities exhibiting overall value style characteristics. The TIAA ESG Large-Cap Value is designed to represent the performance of a TIAA strategy that aims to increase the Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Parent Index. The index also aims to minimize the tracking error relative to the Parent Index through an optimization process. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Mid-Cap Growth Index: Based on the MSCI USA Mid-Cap Growth Index, its parent index, which captures mid cap securities exhibiting overall growth style characteristics in the US. The TIAA ESG USA Mid-Cap Growth is designed to represent the performance of a TIAA strategy that aims to increase the Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Parent Index. The index also aims to minimize the tracking error relative to the Parent Index through an optimization process. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Mid-Cap Value Index: Based on the MSCI USA Mid-Cap Value Index, its parent index, which captures mid-cap securities exhibiting overall value style characteristics in the U.S. The TIAA ESG USA Mid-Cap Value Index is designed to represent the performance of a TIAA strategy that aims to increase exposure to positive environmental, social and governance (ESG) factors and exhibit lower carbon exposure as compared to the MSCI USA Mid-Cap Value Index. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

TIAA ESG USA Small-Cap Index: Based on the MSCI USA Small-Cap Index, its parent index, which captures small-cap securities exhibiting overall style characteristics in the U.S. The TIAA ESG USA Small-Cap Index is designed to represent the performance of a TIAA strategy that aims to increase exposure to positive environmental, social and governance (ESG) factors and exhibit lower carbon exposure as compared to the MSCI USA Small-Cap Index. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage each Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the “Board”) previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser (the “Adviser”), as the administrator of the Program. The Adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the Adviser’s Liquidity Oversight Sub-Committee (“LOSC”). LMAT and LOSC are composed of personnel from the Adviser and Teachers Advisors, LLC, an affiliate of the Adviser.
At a May 26, 2021 meeting of the Board, the Adviser provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the calendar year 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of its portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each of the Funds’ portfolio investments are classified into one of four liquidity categories (including the most liquid, “Highly Liquid,” and the least liquid, “Illiquid,” as discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, using third-party vendor data.
A fund that does not primarily hold Highly Liquid investments must, among other things, determine a minimum percentage of the fund’s net assets that must be invested in Highly Liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a fund from acquiring Illiquid investments if doing so would result in the fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the fund’s board and the Securities and Exchange Commission any time a fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, the Funds did not exceed the 15% limit on Illiquid investments.

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/exchange-traded-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    NSA-NSESG-0421D1668429-INV-B-06/22

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nushares ETF Trust

By	(Signature and Title)	/s/ Diana R. Gonzalez
Diana R. Gonzalez Vice President and Secretary

Date: July 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: July 7, 2021

By	(Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: July 7, 2021